--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                        EMERGING MARKETS VALUE PORTFOLIO
                                      AND
                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                                 ANNUAL REPORT

                          YEAR ENDED NOVEMBER 30, 2002

                     -------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        EMERGING MARKETS VALUE PORTFOLIO

                                      AND

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                          PAGE
                                                                        --------
DFA INVESTMENT DIMENSIONS GROUP INC. -- EMERGING MARKETS VALUE
 PORTFOLIO
    Performance Chart.................................................         1
    Management's Discussion and Analysis..............................         2
    Statement of Assets and Liabilities...............................         4
    Statement of Operations...........................................         5
    Statements of Changes in Net Assets...............................         6
    Financial Highlights..............................................         7
    Notes to Financial Statements.....................................         8
    Report of Independent Certified Public Accountants................        11

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
    Performance Chart.................................................        12
    Schedule of Investments...........................................        13
    Statement of Assets and Liabilities...............................        24
    Statement of Operations...........................................        25
    Statements of Changes in Net Assets...............................        26
    Financial Highlights..............................................        27
    Notes to Financial Statements.....................................        28
    Report of Independent Certified Public Accountants................        31

FUND MANAGEMENT.......................................................        32

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                        EMERGING MARKETS VALUE PORTFOLIO

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
EMERGING MARKETS VALUE PORTFOLIO VS.
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
APRIL 1998-NOVEMBER 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          EMERGING MARKETS VALUE PORTFOLIO  MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
                                    $9,950                                        $10,000
Apr-1998                            $9,592                                         $9,872
May-1998                            $8,447                                         $8,489
Jun-1998                            $7,681                                         $7,581
Jul-1998                            $8,009                                         $7,795
Aug-1998                            $5,930                                         $5,512
Sep-1998                            $5,900                                         $5,846
Oct-1998                            $7,164                                         $6,454
Nov-1998                            $8,329                                         $6,984
Dec-1998                            $8,617                                         $6,857
Jan-1999                            $8,493                                         $6,741
Feb-1999                            $8,565                                         $6,802
Mar-1999                            $9,517                                         $7,677
Apr-1999                           $11,910                                         $8,615
May-1999                           $11,899                                         $8,539
Jun-1999                           $13,348                                         $9,490
Jul-1999                           $13,059                                         $9,218
Aug-1999                           $13,172                                         $9,295
Sep-1999                           $12,748                                         $8,969
Oct-1999                           $13,308                                         $9,152
Nov-1999                           $14,157                                         $9,969
Dec-1999                           $15,877                                        $11,224
Jan-2000                           $15,831                                        $11,269
Feb-2000                           $15,413                                        $11,414
Mar-2000                           $15,197                                        $11,452
Apr-2000                           $14,281                                        $10,350
May-2000                           $13,274                                         $9,900
Jun-2000                           $13,297                                        $10,217
Jul-2000                           $12,730                                         $9,680
Aug-2000                           $12,742                                         $9,713
Sep-2000                           $11,814                                         $8,853
Oct-2000                           $10,976                                         $8,207
Nov-2000                           $10,150                                         $7,484
Dec-2000                           $10,453                                         $7,655
Jan-2001                           $11,453                                         $8,692
Feb-2001                           $10,523                                         $8,005
Mar-2001                            $9,511                                         $7,182
Apr-2001                            $9,959                                         $7,516
May-2001                           $10,190                                         $7,581
Jun-2001                           $10,074                                         $7,405
Jul-2001                            $9,798                                         $6,919
Aug-2001                            $9,913                                         $6,838
Sep-2001                            $8,305                                         $5,766
Oct-2001                            $8,638                                         $6,120
Nov-2001                            $9,683                                         $6,752
Dec-2001                           $10,350                                         $7,279
Jan-2002                           $11,171                                         $7,516
Feb-2002                           $11,022                                         $7,631
Mar-2002                           $11,682                                         $8,059
Apr-2002                           $12,005                                         $8,092
May-2002                           $11,857                                         $7,941
Jun-2002                           $11,010                                         $7,333
Jul-2002                           $10,574                                         $6,756
Aug-2002                           $10,599                                         $6,854
Sep-2002                            $9,329                                         $6,103
Oct-2002                            $9,727                                         $6,494
Nov-2002                           $10,487                                         $6,934

         ANNUALIZED             ONE      FROM
         TOTAL RETURN (%)       YEAR  APRIL 1998
         ---------------------------------------
                                7.75      1.02

[SIDE NOTE]

- THE PORTFOLIO INVESTS IN THE DIMENSIONAL EMERGING MARKETS VALUE FUND INC. WHICH IN TURN PROVIDES ACCESS TO NON-U.S. LARGE COMPANIES IN "EMERGING MARKET" COUNTRIES INCLUDING ARGENTINA, BRAZIL, CHILE, HUNGARY, INDONESIA, ISRAEL, MALAYSIA, MEXICO, PHILIPPINES, POLAND, SOUTH KOREA, TAIWAN, THAILAND, AND TURKEY, SPECIFICALLY THOSE DEEMED TO BE VALUE STOCKS.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI Emerging Markets Free Index (price-only) courtesy of Morgan Stanley Capital International.
[END SIDE NOTE]

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW                  YEAR ENDED NOVEMBER 30, 2002

    International equity markets were generally weak for the period under review. Expressed in local currencies, prices fell in all of the ten largest country constituents of the MSCI EAFE Index, and losses exceeded 15% in seven of the ten largest markets. Net returns were enhanced by strength in the euro, Swiss franc, British pound, Australian dollar and Swedish krona relative to the U.S. dollar. The overall effect of currency exchange rate changes was a material improvement in returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was -20.37% in local currency and -12.50% in U.S. dollars.

    Mirroring the U.S. experience, large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results.

    % TOTAL RETURN YEAR ENDED NOVEMBER 30, 2002 (U.S. DOLLARS)
    ----------------------------------------------------------
                                                         TOTAL
INDEX                                                   RETURNS
-----                                               ---------------
MSCI EAFE Small Cap Index (price-only)............          -10.16%
Salomon Extended Market Index -- EPAC (small
  companies)......................................           -7.13%
MSCI EAFE Value Index (net dividends).............          -11.54%
MSCI EAFE Index (net dividends)...................          -12.50%
MSCI EAFE Growth Index (net dividends)............          -13.52%

    Returns in emerging markets were higher on average than in developed country markets, although results varied widely among individual countries. For the period under review, total return was 4.75% for the MSCI Emerging Markets Free Index (net dividends), and -12.50% for the MSCI EAFE Index (net dividends).

            % TOTAL RETURN YEAR ENDED NOVEMBER 30, 2002
            -------------------------------------------
                                                         TOTAL
                                                        RETURNS
COUNTRY                                                 (U.S $)
-------                                             ---------------
Hungary...........................................           31.01%
Thailand..........................................           21.80%
Indonesia.........................................           19.67%
So. Korea.........................................           18.55%
Turkey............................................            9.90%
Poland............................................            5.71%
Malaysia..........................................           -1.41%
Mexico............................................           -3.69%
Philippines.......................................           -9.97%
Israel............................................          -10.76%
Chile.............................................          -13.76%
Argentina.........................................          -26.96%
Brazil............................................          -44.49%

--------------
Source: DataStream International

EMERGING MARKETS VALUE PORTFOLIO

    The Emerging Markets Value Portfolio seeks to capture the returns of value stocks in selected emerging markets by purchasing shares of the Dimensional Emerging Markets Value Fund Inc., which invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to emerging markets value stocks, but does not attempt to closely track a specific equity index. As of November 30, 2002, the Fund held 978 stocks in fourteen countries. Allocations reflect a weighting scheme targeting equal country weights. Argentina, Hungary, Philippines, and Poland receive a half-weight due to their small size and low liquidity relative to other emerging markets. Throughout the twelve-month period ending November 30, 2002, the Fund was essentially fully invested in equities: cash equivalents averaged less than 3.5% of Fund assets.

    As a result of the Fund's diversified approach, performance was principally determined by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the twelve-month period ending November 30, 2002, emerging markets value stocks outperformed developed country stocks, with stocks in Thailand, Indonesia, and Korea delivering the strongest results. Total returns were -12.50% for the MSCI EAFE Index (net dividends), 4.75% for the MSCI Emerging Markets Free Index (net dividends), 2.69% for the MSCI Emerging Markets Free Index (price-only), and 8.29% for the Emerging Markets Value Portfolio.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                        EMERGING MARKETS VALUE PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                               NOVEMBER 30, 2002

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in Dimensional Emerging Markets Value
  Fund Inc.
  (9,253,531 Shares, Cost $121,600) ++ at Value
  +...............................................  $  118,538
Receivable for Fund Shares Sold...................          71
Prepaid Expenses and Other Assets.................          22
                                                    ----------
    Total Assets..................................     118,631
                                                    ----------

LIABILITIES:
Payables:
  Investment Securities Purchased.................          71
  Due to Advisor..................................          35
Accrued Expenses and Other Liabilities............           9
                                                    ----------
    Total Liabilities.............................         115
                                                    ----------
NET ASSETS........................................  $  118,516
                                                    ==========

SHARES OUTSTANDING, $.01 PAR VALUE (Authorized
  100,000,000)....................................  14,069,963
                                                    ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE...........................................  $     8.42
                                                    ==========

NET ASSETS CONSIST OF:
Paid-in Capital...................................  $  128,669
Accumulated Net Investment Income (Loss)..........       1,187
Accumulated Net Realized Gain (Loss) of Investment
  Securities......................................      (8,278)
Unrealized Appreciation (Depreciation) of
  Investment Securities...........................      (3,062)
                                                    ----------
    Total Net Assets..............................  $  118,516
                                                    ==========

--------------

  +  See Note B to Financial Statements.
 ++  The cost for federal income tax purposes is $130,923.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                        EMERGING MARKETS VALUE PORTFOLIO
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 2002

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Income Distributions Received from Dimensional
    Emerging Markets Value Fund Inc...............  $2,285
                                                    ------
EXPENSES
  Administrative Services.........................     358
  Accounting & Transfer Agent Fees................      13
  Legal Fees......................................       1
  Audit Fees......................................       1
  Filing Fees.....................................      19
  Shareholders' Reports...........................      10
  Directors' Fees and Expenses....................       1
  Organizational Costs............................       3
                                                    ------
        Total Expenses............................     406
                                                    ------
  NET INVESTMENT INCOME (LOSS)....................   1,879
                                                    ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES AND FOREIGN CURRENCY
  Capital Gain Distributions Received from
    Dimensional Emerging Markets Value Fund
    Inc...........................................   1,050
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................  (2,972)
  Change in Unrealized Appreciation (Depreciation)
    of
    Investment Securities.........................   3,485
                                                    ------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES........   1,563
                                                    ------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................  $3,442
                                                    ======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                        EMERGING MARKETS VALUE PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                            YEAR      YEAR
                                           ENDED     ENDED
                                          NOV. 30,  NOV. 30,
                                            2002      2001
                                          --------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........  $  1,879  $  1,219
  Capital Gain Distributions Received
    from Dimensional Emerging Markets
    Value Fund Inc......................     1,050     3,178
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................    (2,972)   (5,003)
  Change in Unrealized Appreciation
    (Depreciation) of
    Investment Securities...............     3,485    (1,849)
                                          --------  --------
      Net Increase (Decrease) in Net
        Assets Resulting from
        Operations......................     3,442    (2,455)
                                          --------  --------
Distributions From:
  Net Investment Income.................    (1,658)     (459)
  Net Short-Term Gains..................        --        --
  Net Long-Term Gains...................    (3,179)     (234)
                                          --------  --------
      Total Distributions...............    (4,837)     (693)
                                          --------  --------
Capital Share Transactions (1):
  Shares Issued.........................    73,684    39,330
  Shares Issued in Lieu of Cash
    Distributions.......................     4,837       693
  Shares Redeemed.......................   (19,609)  (20,534)
                                          --------  --------
      Net Increase (Decrease) from
        Capital Share Transactions......    58,912    19,489
                                          --------  --------
      Total Increase (Decrease).........    57,517    16,341
NET ASSETS
  Beginning of Period...................    60,999    44,658
                                          --------  --------
  End of Period.........................  $118,516  $ 60,999
                                          ========  ========
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.......................     8,536     4,634
    Shares Issued in Lieu of Cash
      Distributions.....................       602        76
    Shares Redeemed.....................    (2,303)   (2,455)
                                          --------  --------
                                             6,835     2,255
                                          ========  ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        EMERGING MARKETS VALUE PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       YEAR         YEAR         YEAR         YEAR        APRIL 2
                                       ENDED        ENDED        ENDED        ENDED         TO
                                     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                       2002         2001         2000         1999         1998
                                     ---------    ---------    ---------    ---------    ---------
Net Asset Value, Beginning of
  Period...........................  $   8.43     $   8.97     $  13.67     $   8.37     $  10.00
                                     --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....      0.18         0.18         0.10         0.33         0.06
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......      0.49        (0.58)       (3.56)        5.30        (1.69)
                                     --------     --------     --------     --------     --------
Total from Investment Operations...      0.67        (0.40)       (3.46)        5.63        (1.63)
                                     --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income............     (0.23)       (0.09)       (0.11)       (0.33)          --
  Net Realized Gains...............     (0.45)       (0.05)       (1.13)          --           --
                                     --------     --------     --------     --------     --------
Total Distributions................     (0.68)       (0.14)       (1.24)       (0.33)          --
                                     --------     --------     --------     --------     --------
Net Asset Value, End of Period.....  $   8.42     $   8.43     $   8.97     $  13.67     $   8.37
                                     ========     ========     ========     ========     ========
Total Return.......................      8.29%       (4.60)%     (28.30)%      69.99%      (16.30)%#

Net Assets, End of Period
  (thousands)......................  $118,516     $ 60,999     $ 44,658     $ 43,608     $ 10,969
Ratio of Expenses to Average Net
  Assets (1).......................      0.85%        1.00%        1.04%        1.05%        1.96%*
Ratio of Net Investment Income to
  Average
  Net Assets.......................      2.10%        2.34%        0.76%        1.87%        3.24%*
Portfolio Turnover Rate............       N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate of Master
  Fund Series......................        15%          19%          19%          18%          35%(a)

--------------

*    Annualized
#    Non-annualized
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund.
(a)  Calculated for the period ended November 30, 1998.
N/A  Refer to the respective Master Fund.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Group") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Group offers forty portfolios, one of which, the Emerging Markets Value Portfolio (the "Portfolio") is included in this report. Of the remaining portfolios, thirty-five are presented within four separate reports, and four have not commenced operations.

    The Portfolio invests all of its assets in the Dimensional Emerging Markets Value Fund Inc. (the "Fund"). At November 30, 2002, the Portfolio owned 34% of the outstanding shares of the Fund. The financial statements of the Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Group in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: The shares of the Fund held by the Portfolio are valued at its respective daily net asset value.

    2. FOREIGN CURRENCY TRANSACTIONS: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

    3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Group may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At November 30, 2002, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $372.

    4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Fund are directly charged. Common expenses are allocated using methods approved by the Board of Directors, generally based on average net assets.

    5. RECLASSIFICATION: Distributions of net gains on the Statements of Changes in Net Assets from the prior year have been reclassified to conform to the present year presentation.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Fund. For the year ended November 30, 2002, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40 of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. FEDERAL INCOME TAXES:

    No provision for federal income taxes is required since it is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from generally accepted accounting principles, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

    Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

    The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

    At November 30, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

Gross Unrealized Appreciation.....................       --
Gross Unrealized Depreciation.....................  $(12,385)
                                                    -------
    Net...........................................  $(12,385)
                                                    =======

E. LINE OF CREDIT:

    The Portfolio, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line of credit are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings under the discretionary line of credit by the Portfolio during the year ended November 30, 2002.

    The Portfolio, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2003. There were no borrowings by the Portfolio under the line of credit with the international custodian bank for the year ended November 30, 2002.

F. REIMBURSEMENT FEE:

    Until March 30, 2002, shares of the Portfolio were sold at a public offering price which was equal to the Portfolio's current net asset value plus a reimbursement fee of 0.50% of such net asset value. Reimbursement fees were recorded as an addition to paid-in capital and were used to defray the costs associated with investing proceeds of the sale of shares to investors.

    Effective March 30, 2002, the Portfolio no longer charges reimbursement fees.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF EMERGING MARKETS VALUE PORTFOLIO AND
BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Emerging Markets Value Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at November 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2003

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
DIMENSIONAL EMERGING MARKETS VALUE FUND INC. VS.
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
MARCH 1993-NOVEMBER 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          DIMENSIONAL EMERGING MARKETS VALUE FUND INC.  MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
                                                $9,950                                        $10,000
Mar-1993                                       $10,151                                        $10,313
Apr-1993                                       $10,774                                        $10,493
May-1993                                       $10,985                                        $10,751
Jun-1993                                       $11,628                                        $11,044
Jul-1993                                       $11,494                                        $11,306
Aug-1993                                       $12,496                                        $12,246
Sep-1993                                       $12,943                                        $12,681
Oct-1993                                       $13,789                                        $13,811
Nov-1993                                       $14,597                                        $14,415
Dec-1993                                       $16,529                                        $16,784
Jan-1994                                       $17,362                                        $17,080
Feb-1994                                       $16,308                                        $16,766
Mar-1994                                       $14,671                                        $15,223
Apr-1994                                       $14,359                                        $14,885
May-1994                                       $14,998                                        $15,361
Jun-1994                                       $14,249                                        $14,911
Jul-1994                                       $15,500                                        $15,830
Aug-1994                                       $17,218                                        $17,775
Sep-1994                                       $17,518                                        $17,960
Oct-1994                                       $17,565                                        $17,612
Nov-1994                                       $16,650                                        $16,677
Dec-1994                                       $15,391                                        $15,326
Jan-1995                                       $14,008                                        $13,686
Feb-1995                                       $13,533                                        $13,322
Mar-1995                                       $13,939                                        $13,374
Apr-1995                                       $14,813                                        $13,949
May-1995                                       $16,238                                        $14,653
Jun-1995                                       $16,069                                        $14,667
Jul-1995                                       $16,480                                        $14,973
Aug-1995                                       $15,913                                        $14,600
Sep-1995                                       $15,582                                        $14,511
Oct-1995                                       $15,079                                        $13,942
Nov-1995                                       $14,692                                        $13,682
Dec-1995                                       $15,193                                        $14,262
Jan-1996                                       $16,601                                        $15,262
Feb-1996                                       $16,153                                        $14,994
Mar-1996                                       $16,230                                        $15,083
Apr-1996                                       $16,769                                        $15,632
May-1996                                       $16,885                                        $15,524
Jun-1996                                       $17,059                                        $15,588
Jul-1996                                       $15,685                                        $14,495
Aug-1996                                       $16,197                                        $14,844
Sep-1996                                       $16,571                                        $14,953
Oct-1996                                       $16,177                                        $14,543
Nov-1996                                       $16,321                                        $14,768
Dec-1996                                       $16,500                                        $14,817
Jan-1997                                       $18,459                                        $15,814
Feb-1997                                       $18,915                                        $16,480
Mar-1997                                       $18,391                                        $16,007
Apr-1997                                       $18,198                                        $15,980
May-1997                                       $19,470                                        $16,394
Jun-1997                                       $20,256                                        $17,236
Jul-1997                                       $20,641                                        $17,459
Aug-1997                                       $18,486                                        $15,217
Sep-1997                                       $19,590                                        $15,614
Oct-1997                                       $17,147                                        $13,039
Nov-1997                                       $16,672                                        $12,556
Dec-1997                                       $17,317                                        $12,829
Jan-1998                                       $16,252                                        $11,813
Feb-1998                                       $17,508                                        $13,040
Mar-1998                                       $18,317                                        $13,561
Apr-1998                                       $18,083                                        $13,388
May-1998                                       $16,048                                        $11,512
Jun-1998                                       $14,663                                        $10,281
Jul-1998                                       $15,238                                        $10,570
Aug-1998                                       $11,266                                         $7,475
Sep-1998                                       $11,223                                         $7,928
Oct-1998                                       $13,629                                         $8,753
Nov-1998                                       $15,868                                         $9,471
Dec-1998                                       $16,505                                         $9,299
Jan-1999                                       $16,272                                         $9,142
Feb-1999                                       $16,426                                         $9,224
Mar-1999                                       $18,263                                        $10,411
Apr-1999                                       $22,854                                        $11,684
May-1999                                       $22,854                                        $11,580
Jun-1999                                       $25,636                                        $12,870
Jul-1999                                       $25,092                                        $12,500
Aug-1999                                       $25,313                                        $12,605
Sep-1999                                       $24,523                                        $12,163
Oct-1999                                       $25,597                                        $12,411
Nov-1999                                       $27,243                                        $13,519
Dec-1999                                       $30,649                                        $15,221
Jan-2000                                       $30,483                                        $15,282
Feb-2000                                       $29,688                                        $15,479
Mar-2000                                       $29,275                                        $15,530
Apr-2000                                       $27,533                                        $14,036
May-2000                                       $25,597                                        $13,426
Jun-2000                                       $25,651                                        $13,855
Jul-2000                                       $24,569                                        $13,127
Aug-2000                                       $24,596                                        $13,172
Sep-2000                                       $22,813                                        $12,005
Oct-2000                                       $21,193                                        $11,129
Nov-2000                                       $19,606                                        $10,150
Dec-2000                                       $20,194                                        $10,381
Jan-2001                                       $22,138                                        $11,788
Feb-2001                                       $20,343                                        $10,855
Mar-2001                                       $18,398                                         $9,739
Apr-2001                                       $19,235                                        $10,192
May-2001                                       $19,699                                        $10,281
Jun-2001                                       $19,474                                        $10,042
Jul-2001                                       $18,950                                         $9,383
Aug-2001                                       $19,174                                         $9,274
Sep-2001                                       $16,064                                         $7,819
Oct-2001                                       $16,723                                         $8,300
Nov-2001                                       $18,754                                         $9,157
Dec-2001                                       $20,039                                         $9,871
Jan-2002                                       $21,656                                        $10,193
Feb-2002                                       $21,373                                        $10,349
Mar-2002                                       $22,659                                        $10,929
Apr-2002                                       $23,287                                        $10,973
May-2002                                       $23,005                                        $10,769
Jun-2002                                       $21,372                                         $9,944
Jul-2002                                       $20,540                                         $9,163
Aug-2002                                       $20,588                                         $9,295
Sep-2002                                       $18,138                                         $8,276
Oct-2002                                       $18,907                                         $8,806
Nov-2002                                       $20,400                                         $9,403

         ANNUALIZED             ONE   FIVE      FROM
         TOTAL RETURN (%)       YEAR  YEARS  MARCH 1993
         ----------------------------------------------
                                8.23  4.01       7.59

[SIDE NOTE]

- THE FUND PROVIDES ACCESS TO NON-U.S. LARGE COMPANIES IN "EMERGING MARKET" COUNTRIES INCLUDING ARGENTINA, BRAZIL, CHILE, HUNGARY, INDONESIA, ISRAEL, MALAYSIA, MEXICO, PHILIPPINES, POLAND, SOUTH KOREA, TAIWAN, THAILAND, AND TURKEY, SPECIFICALLY THOSE DEEMED TO BE VALUE STOCKS.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI Emerging Markets Free Index (price-only) courtesy of Morgan Stanley Capital International.
[END SIDE NOTE]

--------------------------------------------------------------------------------

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                             SHARES         VALUE+
                                             ------         ------
TURKEY -- (11.9%)
COMMON STOCKS -- (11.9%)
 Adana Cimento Sanayi Ticaret A.S.......     78,528,900  $     59,955
 *Akbank................................  1,493,024,087     6,208,805
 Akcansa Cimento Sanayi ve
   Ticaret A.S..........................    139,250,000     1,221,491
 Aksa...................................     94,285,968     1,225,288
 Aksigorta A.S..........................    177,115,000       713,523
 Alarko Sanayii ve Ticaret A.S..........      5,005,999       250,463
 *Alternatifbank A.S....................     88,085,564        38,920
 *Altinyildiz Mensucat ve Konfeksiyan
   Fabrikalari A.S......................      2,607,000        23,715
 *Anadolu Anonim Turk Sigorta Sirketi...    296,805,040       284,462
 *Anadolu Cam Sanayii A.S...............    261,997,427       421,341
 Anadolu Gida Sanayi A.S................     15,504,000        59,437
 *Anadolu Isuzu Otomotiv Sanayi ve
   Ticaret A.S. Series C................     11,433,000        96,575
 *Arcelik A.S...........................     87,940,800       914,264
 Bagfas Bandirma Gubre Fabrik...........      7,420,000       151,871
 Bati Cimento A.S.......................     93,491,320       264,254
 *Bekoteknik Sanayi A.S.................    222,598,572       983,541
 Bolu Cimento Sanayi A.S................    148,268,762       264,938
 Borusan................................     70,119,000       232,363
 Bossa Ticaret ve Sanayi
   Isletmeleri A.S......................     66,780,000       368,830
 Brisa Bridgestone Sanbanci Lastik San &
   Tic A.S..............................      9,261,000       258,754
 CIMSA A.S. (Cimento Sanayi ve
   Ticaret).............................    125,012,000       820,416
 *Dardanel Onentas......................     16,183,440         7,571
 *Dogan Sirketler Grubu Holdings A.S....  1,619,715,780     2,025,959
 *Dogan Yayin Holding...................    920,220,540     1,823,698
 *Doktas................................     19,200,000        43,665
 *Eczacibasi Ilac.......................     45,196,480       425,828
 *Eczacibasi Yapi Gere..................      9,275,000       277,225
 *Eregli Demir ve Celik Fabrikalari
   Turk A.S.............................    174,141,500     2,461,063
 *Finansbank............................  1,087,722,789       727,975
 Goltas Cimento.........................      7,768,000        43,913
 *Gubre Fabrikalari Ticaret A.S.........      3,249,000        28,500
 *Gunes Sigorta A.S.....................    160,272,000       195,263
 *Hurriyet Gazette......................    561,799,292     2,007,729
 *Ihlas Finans Kurumu...................     13,500,000             0
 *Ihlas Holding.........................     47,008,000        61,853
 *Is Gayrimenk..........................    932,191,400       696,569
 *Izmir Demir Celik.....................    230,946,541       195,081
 Kartonsan..............................      1,000,000        35,088
 Kordsa Kord Bezi Sanayi ve
   Ticaret A.S..........................     31,095,000       131,330
 Mardin Cimento.........................     34,252,500       153,569
 Marshall Boya ve Vernik Sanayii A.S....      3,571,000        92,814
 *Medya Holdings A.S. Series C..........     33,508,000       150,231
 *Milliyet Gazetecilik A.S..............     26,634,000        49,322
 *Milpa Ticari ve Sinai Urunler
   Pazarlama............................     29,560,320        25,930
 *Net Holding A.S.......................    123,098,207        51,991
 *Net Turizm Ticaret ve Sanayi..........     92,089,000        44,279
                                             SHARES         VALUE+
                                             ------         ------
 Netas Northern Electric
   Telekomunikasyon A.S.................     24,805,400  $    596,361
 *Pinar Entegre et ve Yem Sanayii A.S...     21,496,500        18,158
 Pinar Sut Mamulleri Sanayii A.S........     20,146,500        30,108
 *Raks Elektroniks A.S..................      5,859,000         9,327
 *Sabah Yayincilik A.S..................     31,938,000        78,859
 Sarkuysan Elektrolitik Bakir
   Sanayi A.S...........................     37,099,827       168,745
 *Sasa Suni ve Sentetik Elyat
   Sanayi A.S...........................     42,936,000       585,871
 *Sistemieri Sanayi ve Ticaret A.S......         31,000        29,006
 Tat Konserve...........................     38,954,649       242,992
 *Tekstil Bankasi A.S...................    117,686,284        47,411
 Ticaret ve Sanayi A.S..................     11,699,998        30,029
 Tire Kutsan Oluklu Mukavvakutu ve Kagit
   Sanayi A.S...........................      5,388,750        14,881
 *Tofas Turk Otomobil Fabrikasi A.S.....    206,386,472       569,943
 Trakya Cam Sanayii A.S.................    526,248,956     2,051,652
 *Turk Demir Dokum Fabrikalari..........     74,199,768       204,905
 *Turk Dis Ticaret Bankasi A.S..........    570,999,980       417,398
 *Turk Siemens Kablo ve Elektrik Sanayi
   A.S..................................      9,828,000        40,870
 *Turk Sise ve Cam Fabrikalari A.S......    804,161,271     1,188,737
 *Turkiye Garanti Bankasi A.S...........  1,604,159,726     2,970,665
 *Turkiye Is Bankasi A.S. Series C......    713,397,000     2,873,983
 *USAS (Ucak Servisi A.S.)..............      3,420,000        39,444
 *Unye Cimento Sanayi ve Ticaret A.S....     13,985,761        17,494
 *Uzel Makina Sanayi A.S................     98,982,000       186,516
 *Vestel Elektronik Sanayi Ticaret
   A.S..................................    223,134,000       637,940
 *Yapi ve Kredi Bankasi A.S.............  1,405,653,434     1,552,703
 *Yasas A.S.............................     12,825,750        10,001
 *Yatak ve Vorgan Sanayi ve Ticaret
   Yatas................................      6,552,000         5,641
                                                         ------------
TOTAL -- TURKEY
  (Cost $27,216,612)....................                   41,239,292
                                                         ------------
INDONESIA -- (9.2%)
COMMON STOCKS -- (9.2%)
 *PT Apac Centretex Corporation Tbk.....        774,000         9,053
 PT Asahimas Flat Glass Co., Ltd........      5,333,500       586,670
 PT Astra Agro Lestari Tbk..............     18,076,500     2,516,917
 *PT Astra Graphia Tbk..................     18,779,000       522,946
 *PT Bank Nisp Tbk......................     16,691,666       632,154
 *PT Bank Pan Indonesia Tbk.............    105,175,000     1,991,618
 PT Berlian Laju Tanker Tbk.............     27,228,400     1,440,656
 PT Bhakti Investama Tbk................     15,081,500       562,774
 PT Bimantara Citra.....................     14,614,000     4,069,618
 *PT Branta Mulia Tbk...................        180,000        10,025
 *PT Budi Acid Jaya Tbk.................      6,410,000        71,401
 PT Charoen Pokphand Indonesia Tbk......     13,979,000       576,133
 *PT Ciputra Development Tbk............      6,561,800        43,855
 PT Dynaplast Tbk.......................      2,223,000       191,905
 *PT Eterindo Wahanatama Tbk............      4,599,000        25,614
 PT Ever Shine Textile Tbk..............     19,347,215       624,973
 *PT Gajah Tunggal Tbk..................      1,488,000        36,464
 *PT Great River International..........        745,000        34,854
 *PT Hero Supermarket Tbk...............        220,000        22,361
 *PT Indocement Tunggal Prakarsa........        166,000        12,943

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
CONTINUED

                                             SHARES         VALUE+
                                             ------         ------
 *PT Indorama Synthetics Tbk............      6,104,320  $    278,783
 *PT International Nickel Indonesia
   Tbk..................................      1,579,500       613,590
 *PT Jakarta International Hotel and
   Development Tbk......................      4,583,000       248,868
 *PT Jaya Real Property.................      2,232,000        87,017
 *PT Karwell Indonesia..................      1,466,500        47,781
 PT Komatsu Indonesia Tbk...............      6,049,000       505,347
 PT Lautan Luas Tbk.....................      5,614,000       109,435
 *PT Lippo Land Development Tbk.........        386,400        24,748
 PT Makindo Tbk.........................      1,450,000       244,291
 PT Matahari Putra Prima Tbk Foreign....     12,852,500       701,501
 PT Mayorah Indah.......................      7,152,072       274,850
 PT Medco Energi International Tbk......     21,844,500     2,676,575
 PT Metrodata Electronics Tbk...........     18,582,000       248,381
 *PT Modern Photo Tbk...................      1,266,500        55,725
 *PT Mulia Industrindo..................      5,260,000        79,098
 *PT Mutlipolar Corporation Tbk.........      3,195,000        58,722
 *PT Panasia Indosyntec Tbk.............        403,200         9,993
 *PT Panin Insurance Tbk................     13,543,000       233,825
 *PT Sari Husada Tbk....................         37,440        44,832
 PT Selamat Sempurna Tbk................      1,687,000       263,080
 PT Semen Gresik Tbk....................      8,421,591     6,801,062
 *PT Sinar Mas Agro Resources and
   Technology Tbk.......................      1,688,580       124,610
 PT Sunson Textile Manufacturer Tbk.....      6,012,000        80,361
 *PT Suparma Tbk........................        676,845         6,031
 *PT Surya Dumai Industri Tbk...........      5,145,000       216,345
 *PT Surya Toto Indonesia...............         46,400        28,427
 PT Tempo Scan Pacific..................      6,466,000     2,916,992
 PT Tigaraksa Satria Tbk................         68,400        23,619
 PT Timah Tbk...........................      4,695,000       154,277
 PT Tunas Ridean Tbk....................     10,810,000       295,010
 *PT Ultrajaya Milk Industry & Trading
   Co...................................      9,145,000       611,195
 PT Unggul Indah Corp. Tbk..............        371,435        40,340
                                                         ------------
TOTAL -- INDONESIA
  (Cost $36,702,332)....................                   32,087,645
                                                         ------------
ISRAEL -- (9.0%)
COMMON STOCKS -- (9.0%)
 *AFCon Projects (84), Ltd..............         10,500         5,661
 Ackerstein Industries, Ltd.............         41,800        33,274
 *Ackerstein ZVI........................             71         1,115
 Africa-Israel Investments, Ltd.........          6,765       628,179
 Africa-Israel Investments, Ltd.........            150       128,120
 Agis Industries (1983), Ltd............        133,300     1,256,427
 American Israeli Paper Mills, Ltd......         13,563       447,626
 *Ashtrom Properties, Ltd...............        171,400        40,564
 Azorim Investment Development &
   Construction Co., Ltd................        145,603       670,062
 *Bank Hapoalim, Ltd....................      2,389,600     3,773,594
 *Bank Leumi Le-Israel..................      3,150,950     3,742,092
 Bank of Jerusalem......................         71,150        34,473
 Blue Square Chain Stores Properties
   Investment...........................         33,400       305,328
 *CLAL Industries, Ltd..................        497,096     1,688,715
 Delta Galil Industries, Ltd............         82,000       820,353
 *Discount Mortgage Bank, Ltd...........          3,611       217,530
 *Elbit Medical Imaging.................         71,247       411,878
 *Elco Industries (1975)................         12,111        55,813
                                             SHARES         VALUE+
                                             ------         ------
 Electra Consumer.......................         23,400  $    173,688
 *Electrochemical Industries (1952),
   Ltd..................................         48,800         1,932
 Elite Industries, Ltd..................         10,080       283,446
 *Elron Electronic Industries, Ltd......        101,496       742,882
 *Feuchtwanger Industries...............          2,800        21,626
 *First International Bank of Israel....        220,660       730,628
 *First International Bank of Israel,
   Ltd..................................        434,800       332,087
 *Formula Systems (1985), Ltd...........         35,400       374,259
 Granite Hacarmel Investments, Ltd......        142,500       196,213
 *Hadar Insurance Co., Ltd..............         40,755       109,428
 *Ham-Let Ltd...........................         26,300        35,648
 *IDB Bankholding Corp., Ltd............         75,500     1,414,813
 *IDB Development Corp., Ltd.
   Series A.............................         87,522     1,587,372
 Israel Chemicals, Ltd..................      1,237,000     1,418,505
 *Israel Cold Storage & Supply Co.,
   Ltd..................................          7,000        23,886
 *Israel Corp. Series A.................          4,000       403,700
 *Israel General Bank, Ltd..............          4,400       115,396
 *Israel Land Development Co., Ltd......        120,700       321,486
 Israel Petrochemical Enterprises,
   Ltd..................................        107,769       259,916
 *Israel Steel Mills, Ltd...............         97,000           814
 *Kardan Real Estate....................          3,052         2,626
 *Knafaim-Arkia Holdings, Ltd...........         27,312       143,553
 *Koor Industries, Ltd..................         75,069     1,036,882
 *Leader Underwriters, Ltd..............        113,800        89,120
 Lm Lipski..............................          8,098        97,044
 M.A.Industries, Ltd....................        227,355       390,828
 *Mashov Computer.......................          1,953           637
 *Mehadrin, Ltd.........................          6,200        63,761
 Middle East Tube Co....................         46,200        32,801
 *Miloumor, Ltd.........................         26,800        63,367
 *Minrav Holdin.........................          2,000        32,831
 Mivtach Shamir Holdings, Ltd...........         26,600       121,955
 *Mul-t-lock, Ltd.......................         23,850       109,808
 *Nice Systems, Ltd.....................         50,930       525,627
 *OCIF Investments and Development,
   Ltd..................................          3,380        32,687
 *Ormat Industries, Ltd.................        271,810       542,684
 *Otzar Hashilton Hamekomi, Ltd.........          1,050        52,613
 Packer Plada, Ltd......................          1,677        45,280
 *Polgat Industries, Ltd. Series B......         21,900        37,694
 Property and Building Corp., Ltd.......          7,261       380,234
 *Scitex Corp., Ltd.....................        149,091       270,404
 *Secom.................................         60,500        32,541
 *Shekem Real Estate....................          3,457        14,325
 *Shrem Fudim Kelner & Co., Ltd.........         28,100        48,365
 Super-Sol, Ltd. Series B...............        191,937       402,209
 Team Computer & Systems, Ltd...........          2,800        32,108
 *Tefahot Israel Mortgage Bank, Ltd.....        150,477     1,175,844
 *Union Bank of Israel, Ltd.............        227,856       504,930
 *United Mizrahi Bank, Ltd..............        749,715     1,795,251
 *Urdan Industries, Ltd.................        183,950        47,491
 *Ytong Industries, Ltd.................        150,550       135,488
 Zur Shamir Insurance Co., Ltd..........         62,779        31,065
                                                         ------------
TOTAL COMMON STOCKS
  (Cost $38,504,172)....................                   31,100,582
                                                         ------------

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
CONTINUED

                                             SHARES         VALUE+
                                             ------         ------
INVESTMENT IN CURRENCY -- (0.0%)
 *Israel Shekel
   (Cost $859)..........................                 $        767
                                                         ------------
TOTAL -- ISRAEL
  (Cost $38,505,031)....................                   31,101,349
                                                         ------------
SOUTH KOREA -- (8.8%)
COMMON STOCKS -- (8.8%)
 *A-Nam Industrial Co., Ltd.............         24,159        94,937
 Asia Cement Manufacturing Co., Ltd.....          5,730       114,481
 BYC Co., Ltd...........................            810        39,202
 *Bank of Pusan.........................         95,992       398,660
 Boo Kook Securities Co., Ltd...........         17,385        68,030
 Boram Securities Co., Ltd..............         30,190       144,862
 CKD Bio Corp...........................          3,109        16,847
 Cheil Industrial, Inc..................         65,114       904,997
 *Cho Kwang Leather Co., Ltd............          4,860        27,582
 *Choil Aluminium Mfg. Co., Ltd.........          5,770        26,111
 Chon Bang Co., Ltd.....................          2,520        79,222
 *Chong Kun Dang........................         11,299        20,939
 Choong Wae Pharmaceutical..............          6,159        41,068
 *Choongnam Spinning Co., Ltd...........          3,573         3,990
 Chosun Refractories Co., Ltd...........          3,320        40,650
 DPI Co., Ltd...........................         21,500        53,361
 Dae Chang Industrial Co................          6,170        19,346
 Dae Dong Industrial Co., Ltd...........          3,930        14,094
 *Daegu Bank Co., Ltd...................        148,102       610,174
 Daehan Flour Mills Co., Ltd............          1,045        30,993
 Daehan Synthetic Fiber Co., Ltd........          2,000        31,024
 Daelim Industrial Co., Ltd.............         53,760       749,415
 Daesung Industrial Co., Ltd............          4,820        92,313
 *Daewoo Electronic Components Co.,
   Ltd..................................         11,310        20,070
 *Daewoo Motor Sales Corp...............         27,520       268,654
 Daishin Securities Co., Ltd............         55,991       880,107
 Dogwon Best Food Co., Ltd..............          2,816        62,202
 Dong Ah Tire Industrial Co., Ltd.......         21,600        70,764
 Dong IL Rubber Belt Co., Ltd...........          5,780        13,652
 Dong Wha Pharmaceutical Industries
   Co...................................          5,167        29,709
 Dongbu Steel Co., Ltd..................         21,798        63,117
 Dong-Il Corp...........................          4,205       108,886
 Dongkook Industries Co., Ltd...........          1,620         7,545
 Dongkuk Steel Mill Co., Ltd............        105,352       448,863
 Dongsung Chemical Industries...........          3,770        25,263
 Dongwon Industries Co., Ltd............          4,163        30,824
 Dongwon Securities Co., Ltd............         82,956       452,955
 *Doosan Construction & Engineering Co.,
   Ltd..................................         38,801        62,114
 Global and Yuasa Battery...............         11,600        21,305
 HS R&A Co., Ltd........................          4,980        27,686
 Han Dok Pharmaceuticals Co., Ltd.......          1,090        34,357
 Hana Bank..............................         18,337       259,411
 Hanil Cement Manufacturing Co., Ltd....          9,505       274,829
 Hanil Iron & Steel Co., Ltd............          2,700        23,901
 Hanil Securities Co., Ltd..............         46,583       198,471
 Hanjin Shipping Co., Ltd...............         74,836       398,713
 Hanjin Transportation Co., Ltd.........          8,950       111,435
 Hankook Caprolactam Corp...............         16,830        34,809
 Hankook Core Co., Ltd..................          7,001        18,476
 Hankook Cosmetics Co., Ltd.............         30,000        42,565
                                             SHARES         VALUE+
                                             ------         ------
 Hankook Tire Manufacturing Co., Ltd....        150,550  $    325,076
 Hankuk Glass Industries, Inc...........         11,840       169,458
 Hankuk Paper Manufacturing Co., Ltd....          3,100        58,987
 *Hansol Chemical Co., Ltd..............         12,467        28,260
 *Hansol Paper Co., Ltd.................         45,534       246,364
 *Hansol Telecom Co., Ltd...............          5,430        12,803
 *Hanwha Chemical Corp..................        100,650       347,227
 Hanwha Securities Co., Ltd.............         19,500        52,995
 Heesung Cable, Ltd.....................          3,660        21,922
 Hotel Shilla, Ltd......................         39,640       191,190
 *Huchems Chemical......................         21,300        45,640
 *Hung Chang Co., Ltd...................            197         2,608
 Hwa Sung Industrial Co.................          8,300        35,294
 *Hynix Semicondutor Inc................         66,000        23,752
 Hyundai Cement Co., Ltd................          5,185        58,767
 *Hyundai Corp..........................         53,540        49,609
 Hyundai Department Store Co., Ltd......          5,182        78,025
 *Hyundai Dept Store Co., Ltd...........         20,728       509,304
 Hyundai Fire & Marine Insurance Co.,
   Ltd..................................          7,420       194,593
 *Hyundai Heavy Industries Co., Ltd.....         51,730       909,421
 *Hyundai Merchant Marine Co., Ltd......        104,000       232,306
 *Hyundai Mipo Dockyard Co., Ltd........         12,110        41,277
 Hyundai Motor Co., Ltd.................         61,930     1,798,339
 *Hyundai Pipe Co., Ltd.................         83,740       345,698
 ISU Chemical Co., Ltd..................          8,990        85,159
 Il Jin Electric Co., Ltd...............         24,960        69,898
 Il Shin Spinning.......................          1,990        63,795
 *Il Yang Pharmaceutical Co., Ltd.......          6,107        19,451
 *Iljin Corp............................         18,000        43,260
 Inchon Iron & Steel Co., Ltd...........        122,780       668,370
 *Jinro, Ltd............................         12,210        32,728
 KEC Corp...............................          5,428       199,831
 *KP Chemical Corp......................          5,526        16,709
 Kolon Engineering & Construction Co.,
   Ltd..................................         25,790        58,888
 Kolon Industries, Inc..................         21,199       132,412
 *Kolon International...................          1,905        13,254
 *Kolon International Corp..............         12,791       159,788
 Korea Cast Iron Pipe Co., Ltd..........         15,038        24,757
 *Korea Exchange Bank...................        311,068     1,158,061
 *Korea Industrial Leasing Co., Ltd.....         19,448        20,836
 Korea Iron & Steel Co., Ltd............         10,440        58,645
 Korea Iron & Steel Works Co., Ltd......          5,040        80,682
 *Korea Line Corp.......................          9,110        27,886
 Korea Polyol Co., Ltd..................          4,710        77,737
 Korea Zinc Co., Ltd....................         17,730       275,759
 *Korean Air............................        120,158     1,550,746
 *Korean French Banking Corp............         13,000        17,907
 Korean Reinsurance Co., Ltd............          9,009       188,565
 *Kumho Industrial Co., Ltd.............         47,568        82,051
 Kyungbang Co., Ltd.....................          1,856        39,385
 LG Construction, Ltd...................         65,802       770,298
 LG International Corp..................         72,934       365,047
 LG Securities Co., Ltd.................         10,397       151,816
 Lotte Chilsung Beverage Co., Ltd.......          1,160       662,172
 Lotte Confectionary Co., Ltd...........          1,170       495,586
 Lotte Sam Kang Co., Ltd................            780        60,012
 Namhae Chemical Corp...................         49,700        62,498
 Nong Shim Co., Ltd.....................          7,275       473,063

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
CONTINUED

                                             SHARES         VALUE+
                                             ------         ------
 Oriental Fire & Marine Insurance Co.,
   Ltd..................................          8,060  $    100,687
 Ottogi Corporation.....................          3,230        69,076
 Poong San Corp.........................         33,530       355,064
 *Rocket Electric.......................          3,460        13,912
 S-Oil Corp.............................         88,020     1,376,280
 SK Corp., Ltd..........................        176,062     2,228,541
 Sam Pyo Foods Co., Ltd.................          3,610        12,842
 Sam Yang Corp..........................          8,775       157,170
 Sam Yung Trading Co., Ltd..............         13,840        18,892
 Samhwa Crown and Closure Co., Ltd......          3,100        25,621
 Samsung Climate Control Co., Ltd.......          7,500        28,604
 Samsung Corp...........................        156,980     1,012,984
 Samsung Fine Chemicals.................         19,300       248,285
 Samwhan Corp. Co., Ltd.................          9,100        43,590
 Samyang Genex Co., Ltd.................          2,700        89,348
 Samyang Tong Sang Co., Ltd.............          2,820        31,495
 Samyoung Chemical Co., Ltd.............          2,820        18,897
 *Se Poong Corp.........................          2,043         5,578
 Seah Holdings..........................          3,593        42,507
 *Seah Steel Corp.......................          6,245        73,881
 *Shin Dong-Ah Fire & Marine Insurance
   Co...................................          5,520        12,056
 Shin Heung Securities Co., Ltd.........          9,130        27,116
 Shin Young Securities Co., Ltd.........         13,880       179,134
 Shin Young Wacoal, Inc.................            273        10,175
 *Shinmoorim Paper Manufacturing Co.,
   Ltd..................................         17,400        92,992
 Song Woun Industries Co., Ltd..........          1,500        27,301
 *Ssangyong Cement Industry Co., Ltd....        144,832       204,892
 Ssangyong Heavy Industy Co., Ltd.......          9,469        32,001
 *Ssangyong Motor Co....................          6,504        35,997
 Sunkyong Industries, Ltd...............         13,280        79,213
 *Sunkyong, Ltd.........................         95,956       976,429
 Tae Kwang Industrial Co., Ltd..........          1,040       117,444
 Taegu Department Store Co., Ltd........          5,952        69,922
 Tai Han Electric Wire Co., Ltd.........         41,268       230,452
 Tai Lim Packaging Industries Co.,
   Ltd..................................          4,380        13,770
 Taihan Sugar Industrial Co., Ltd.......          3,881        35,639
 *Tong Yang Cement Corp.................         24,960        44,087
 *Tong Yang Mool San Co., Ltd...........          4,560        10,525
 *Tongkook Corp.........................          3,794           785
 Tongyang Confectionery Co..............          5,352       259,907
 *Trigem Computer, Inc..................         47,150       291,774
 Youngone Corp..........................         51,520        55,622
 Youngpoong Corp........................          1,580        61,697
 Yuhan Corp.............................          4,698       206,770
                                                         ------------
TOTAL -- SOUTH KOREA
  (Cost $24,401,308)....................                   30,627,902
                                                         ------------
THAILAND -- (8.5%)
COMMON STOCKS -- (8.5%)
 *Adkinson Securities Public Co., Ltd.
   (Foreign)............................      1,753,500       467,653
 *Advance Agro Public Co., Ltd.
   (Foreign)............................      1,587,830       527,512
 *American Standard Sanitaryware
   (Thailand) Public Co. Ltd.
   (Foreign)............................          4,150        11,259
 *Aromatics (Thailand) Public Co., Ltd.
   (Foreign)............................      5,334,000       596,004
                                             SHARES         VALUE+
                                             ------         ------
 Bangkok Expressway Public Co., Ltd.
   (Foreign)............................      4,575,300  $  1,609,427
 *Bangkok Land Public Co., Ltd.
   (Foreign)............................      1,196,200       101,207
 *Bank of Ayudhya Public Co., Ltd.
   (Foreign)............................     12,208,000     1,936,662
 Banpu Public Co., Ltd. (Foreign).......      1,122,000       889,963
 *Big C Supercenter Public Co., Ltd.
   (Foreign)............................      1,274,800       580,320
 Capital Nomura Securities Public Co.,
   Ltd. (Foreign).......................        370,100       331,852
 Central Plaza Hotel Public Co., Ltd.
   (Foreign)............................        361,500       220,249
 *Ch Karnchang Public Co., Ltd.
   (Foreign)............................        750,700       233,002
 Charoen Pokphand Foods Public Co.,
   Ltd..................................     11,854,940     1,177,452
 Eastern Water Resources Development &
   Management Public Co., Ltd.
   (Foreign)............................        715,900       518,469
 Hana Microelectronics Public Co., Ltd.
   (Foreign)............................        187,000       300,954
 International Cosmetics Public Co.,
   Ltd. (Foreign).......................        275,500     1,393,492
 Kang Yong Electric Public Co., Ltd.
   (Foreign)............................        236,200       279,671
 Laguna Resorts & Hotels Public Co.,
   Ltd. (Foreign).......................        545,800       564,685
 Modernform Group Public Co., Ltd.
   (Foreign)............................         46,000        23,161
 Muramoto Electronic (Thailand) Public
   Co., Ltd. (Foreign)..................        134,300       419,928
 *National Finance and Securities Public
   Co., Ltd. (Foreign)..................      9,023,000     3,443,652
 National Petrochemical Public Co., Ltd.
   (Foreign)............................      2,010,600     2,149,507
 *Pacific Assets Public Co., Ltd.
   (Foreign)............................        380,000        55,914
 *Padaeng Industry Public Co., Ltd.
   (Foreign)............................      1,600,800       426,929
 *Pizza Public Co., Ltd. (Foreign)......         69,448        77,639
 Regional Container Lines Public Co.,
   Ltd. (Foreign).......................        695,000       766,984
 Saha Pathana Inter-Holding Public Co.,
   Ltd. (Foreign).......................        331,600       590,849
 Saha Pathanapibul Public Co., Ltd.
   (Foreign)............................        136,700       182,287
 Saha-Union Public Co., Ltd. (Foreign)..      3,025,300     1,210,258
 *Sahaviriya Steel Industries Public
   Co., Ltd. (Foreign)..................      6,280,300     1,169,568
 *Samart Corp. Public Co., Ltd.
   (Foreign)............................        455,200        99,423
 Siam Food Products Public Co., Ltd.
   (Foreign)............................         97,100       156,271
 *Siam Industrial Credit Public Co.,
   Ltd..................................      4,055,050       713,211
 *Sino-Thai Engineering & Construction
   Public Co., Ltd. (Foreign)...........        212,000        23,883
 *Standard Chartered Nakornthon Bank
   Public Co., Ltd. (Foreign)...........            839        63,655
 *TPI Polene Public Co., Ltd.
   (Foreign)............................      3,890,162     1,198,485

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
CONTINUED

                                             SHARES         VALUE+
                                             ------         ------
 *Thai Farmers Bank Public Co., Ltd.
   (Foreign)............................      1,530,000  $  1,143,234
 *Thai Military Bank Public Co., Ltd.
   (Foreign)............................      9,457,000       991,467
 Thai Plastic and Chemicals Public Co.,
   Ltd. (Foreign).......................         29,000        51,672
 Thai Rayon Public Co., Ltd.............         16,500        73,215
 Thai Rung Union Ca-Foreign.............      5,386,250       953,537
 Thai Stanley Electric (Thailand) Public
   Co., Ltd. (Foreign)..................        418,300     1,144,445
 *Tuntex (Thailand) Public Co., Ltd.
   (Foreign)............................      1,987,600       162,682
 *United Communication Industry Public
   Co., Ltd. (Foreign)..................        864,400       272,267
 *Vinythai Public Co., Ltd. (Foreign)...      1,159,517       258,041
                                                         ------------
TOTAL COMMON STOCKS
  (Cost $27,637,736)....................                   29,561,997
                                                         ------------
RIGHTS/WARRANTS -- (0.0%)
 *Adkinson Securities Public Co., Ltd.
   Warrants 2002-2003...................        876,750             0
 *Adkinson Securities Public Co., Ltd.
   Warrants 2002-2005...................        876,750             0
                                                         ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                            0
                                                         ------------
TOTAL -- THAILAND
  (Cost $27,637,736)....................                   29,561,997
                                                         ------------
BRAZIL -- (8.4%)
PREFERRED STOCKS -- (6.0%)
 *Acesita SA............................  4,130,760,696       917,320
 Aracruz Celulose SA Series B...........      1,265,999     2,145,002
 Banco Bradesco SA......................    590,656,424     1,541,622
 *Bradespar SA..........................    142,577,592        19,545
 Brasil Telecom Participacoes SA........      1,389,166         6,893
 Brasileira de Petroleo Ipiranga........    202,800,000       400,319
 Caemi Mineracao e Metalurgia SA........      3,800,000       562,568
 Cimento Portland Itau..................      2,600,000       335,039
 Companhia Siderurgica Paulista Cosipa
   CSI..................................        720,000        59,219
 Confab Industrial SA...................        600,000       692,531
 Copene-Petroquimica do Nordeste SA
   Series A.............................      7,140,000       383,672
 Coteminas Cia Tecidos Norte de Minas...     15,097,500       929,197
 Distribuidora de Produtos Petreleo
   Ipirangi SA..........................      4,000,000        20,288
 Duratex SA.............................     66,910,000       898,862
 *Forjas Taurus SA......................    254,000,000       121,865
 Globex Utilidades SA...................         26,000        39,276
 *Globex Utilidades SA..................          8,076         6,753
 *Inepar SA Industria e Construcoes.....     78,960,001        13,638
 Investimentos Itau SA..................      2,110,679     1,030,026
 Klabin SA..............................      2,101,531       576,158
 Lojas Americanas SA....................     51,988,631       100,486
 Marcopolo SA...........................        326,400       389,265
 Metalurgica Gerdau SA..................     99,200,000     1,300,006
 *Paranapanema SA.......................      9,588,000         2,497
 Perdigao SA NPV........................        199,200       641,155
 *Plascar Participacoes Industrais SA...      6,900,000         1,655
 Refinaria de Petroleo Ipiranga SA......     14,200,000        23,359
                                             SHARES         VALUE+
                                             ------         ------
 Sadia SA...............................      3,838,282  $  1,220,677
 Siderurgica Belgo-Mineira..............     12,307,631     1,164,125
 Siderurgica de Tubarao Sid Tubarao.....    160,870,000     1,539,240
 Suzano de Papel e Celulose.............        272,508       343,671
 *Suzano Petroquimica SA................         94,000        36,595
 Tele Celular Sul Participacoes SA......      1,389,166         1,032
 Tele Leste Celular Participacoes SA....      1,784,040           205
 *Tele Norte Celular Participacoes SA...      1,390,958           118
 Tele Norte Leste Participacoes SA......      7,406,493        54,013
 Telemig Celular Participacoes SA.......      1,396,685         1,133
 Telenordeste Celular Participacoes
   SA...................................      1,389,166         1,021
 *Telesp Celular Participacoes..........      1,389,246         1,497
 Unibanco Unias de Bancos Brasileiros
   SA...................................      3,700,000        30,949
 Usinas Siderurgicas de Minas Gerais SA
   Series A.............................         41,925        69,885
 Vale do Rio Doce Series A..............        100,000     2,525,024
 *Vale do Rio Doce Series B.............        239,144             0
 Votorantim Celulose e Papel SA.........     26,200,000       844,005
                                                         ------------
TOTAL PREFERRED STOCKS
  (Cost $18,063,594)....................                   20,991,406
                                                         ------------
COMMON STOCKS -- (2.4%)
 Bahia Sul Celulose SA..................        930,690        63,790
 Brasil Telecom Participacoes SA........     50,610,706       190,094
 Embraco SA.............................        342,000       171,587
 *Embratel Participacoes................     50,000,000        49,623
 *Embratel Participacoes SA.............      1,389,166         1,124
 Gerdau SA..............................    298,289,980     2,608,767
 Lojas Americanas SA....................      9,026,162        19,846
 *Net Servicos de Communication SA......      6,500,000       712,819
 *Polialden Petroquimica SA.............        780,000        55,600
 Ripasa SA Papel e Celulose.............      1,298,000       451,944
 Siderurgica Nacional Sid Nacional......    151,600,000     1,995,016
 Tele Celular Sul Participacoes.........     50,433,301        28,069
 Tele Centro Oeste Celular
   Participacoes........................     50,291,117       114,439
 Tele Centro Oeste Celular Participacoes
   SA...................................      1,389,166         1,801
 *Tele Leste Celular Participacoes......     64,212,621         9,507
 *Tele Norte Celular Participacoes......     50,064,513         9,334
 Tele Norte Leste Participacoes.........     50,000,000       265,251
 Telemar Norte Leste SA Series A........     51,000,000       601,235
 Telemig Celular Participacoes..........     50,849,201        57,436
 Telenordeste Celular Participacoes.....     50,517,828        33,240
 *Trikem S.A............................    165,200,000       274,013
 Uniao des Industrias Petroquimicas SA
   Series B.............................      1,631,600       465,214
                                                         ------------
TOTAL COMMON STOCKS
  (Cost $7,476,015).....................                    8,179,749
                                                         ------------
TOTAL -- BRAZIL
  (Cost $25,539,609)....................                   29,171,155
                                                         ------------
TAIWAN -- (7.8%)
COMMON STOCKS -- (7.8%)
 *AGV Products..........................        152,000        34,694
 Allis Electric Co., Ltd................         86,320        19,579
 *Ambassador Hotel......................        118,000        30,322
 *Apex Science & Engineering Corp.......        103,000        23,510
 Asia Cement Corp.......................      1,651,000       613,851

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
CONTINUED

                                             SHARES         VALUE+
                                             ------         ------
 Asia Chemical Corp.....................        111,000  $     21,512
 *Asia Polymer Corp.....................         75,000        42,420
 *Aurora Corp...........................        383,000        96,767
 Bank of Kaohsiung Co., Ltd.............        256,020       121,284
 *Bes Engineering Corp..................        763,980        62,733
 CMC Magnetics Corp.....................        632,000       284,881
 CTCI Corp..............................        306,000       156,382
 *Carnival Industrial Corp..............        336,000        93,574
 *Cathay Real Estate Development Co.,
   Ltd..................................        879,000       199,371
 Central Reinsurance Co., Ltd...........         99,000        29,987
 Chang Hwa Commercial Bank..............      2,341,420     1,082,310
 Chang-Ho Fibre Corp....................         50,000        16,939
 Charoen Pokphand Enterprises Co.,
   Ltd..................................         96,000        17,089
 *Cheng Loong Corp......................        801,000       189,729
 *Chia Her Industrial Co., Ltd..........        266,000        24,821
 *Chia Hsin Cement Corp.................        391,000       144,815
 *Chia Hsin Food & Synthetic Fiber Co.,
   Ltd..................................        956,000        79,598
 *Chia-I Industrial Co., Ltd............        252,000        49,922
 *Chien Tai Cement Co., Ltd.............        277,000        11,452
 China Airlines.........................      1,963,065       845,420
 *China Chemical & Pharmaceutical Co....        105,000        23,213
 China Electric Manufacturing Co.,
   Ltd..................................        118,000        25,240
 *China General Plastics Corp...........        237,000        89,139
 *China Glaze Co., Ltd..................         54,000        12,791
 *China Life Insurance Co., Ltd.........        362,350        71,783
 *China Man-Made Fiber Co., Ltd.........        738,000       174,806
 *China Petrochemical Development
   Corp.................................        830,000       120,342
 *China Rebar Co., Ltd..................        735,000        65,840
 China Steel Structure Co., Ltd.........         62,220        25,545
 *China Synthetic Rubber Corp...........        232,960        68,223
 *China United Trust & Investment
   Corp.................................        852,000        42,563
 *China Wire & Cable Co., Ltd...........        143,000        21,555
 Chun Yuan Steel Industrial Co., Ltd....        267,000       111,537
 *Chung Hsin Electric & Machinery Co.,
   Ltd..................................        106,000        31,042
 *Chung Hwa Pulp Corp...................        315,000        79,587
 *Chung Shing Textile Co., Ltd..........        381,000        13,345
 Collins Co., Ltd.......................        128,000        32,524
 *Compex International Co. Ltd..........         58,000        12,906
 Continental Engineering Corp...........        457,272       138,508
 *Cosmos Bank Taiwan....................        588,000       200,896
 DFI, Inc...............................         64,000        33,259
 *Der Pao Construction Co., Ltd.........        143,000        32,640
 *EMC...................................         93,000        21,628
 *Enlight Corp..........................         79,000        22,568
 *Entie Commercial Bank.................      1,141,000       178,537
 *Eten Information Systems, Ltd.........         49,000        18,711
 *Eva Airways Corp......................      1,786,000       764,037
 *Ever Fortune Industrial Co., Ltd......        409,000         4,932
 Everest Textile Co., Ltd...............        157,590        26,469
 Evergreen International Storage &
   Transport Corp.......................         76,521        22,299
 Evergreen Marine Corp., Ltd............      1,174,120       495,537
 Everlight Chemical Industrial Corp.....        128,950        39,614
 Far East Department Stores, Ltd........        560,000       122,193
                                             SHARES         VALUE+
                                             ------         ------
 Far East Textile, Ltd..................      2,282,650  $    845,426
 Far Eastern International Bank.........        825,000       166,990
 *Far Eastern Silo & Shipping Corp......        476,000        64,642
 First Commercial Bank..................      3,071,000     1,948,581
 *First Copper Technology Co., Ltd......        150,000        23,256
 *First International Computer, Inc.....      1,188,000       257,519
 Formosa Taffeta Co., Ltd...............        862,160       347,785
 *Formosan Rubber Group, Inc............        131,000        30,465
 Formosan Union Chemical Corp...........         67,535        31,799
 *Fuh-Hwa Financial Holding Co., Ltd....      1,536,258       416,814
 *Giga Storage Corp.....................         83,000        23,353
 *Gold Circuit Electronics, Ltd.........        134,400        26,046
 *Goldsun Development & Construction
   Co., Ltd.............................        623,000        57,596
 *Grand Commercial Bank.................        898,000       212,705
 *Grand Pacific Petrochemical Corp......        211,000        82,995
 Great China Metal Industry Co., Ltd....         99,000        41,499
 Great Wall Enterprise Co., Ltd.........        366,000       107,709
 Hey Song Corp..........................        225,000        66,537
 *Hocheng Corp..........................        138,000        30,508
 *Hong Ho Precision Textile Co., Ltd....         92,960        19,884
 *Hong Tai Electric Industrial Co.,
   Ltd..................................        109,000        25,036
 Hsing Ta Cement Co., Ltd...............        138,000        35,857
 *Hua Eng Wire & Cable Co., Ltd.........        207,000        35,065
 *Hualon Corp...........................        257,040        13,210
 *Hung Ching Development & Construction
   Co., Ltd.............................        199,000        14,569
 *Hung Poo Construction Corp............        133,000        16,152
 *Hung Sheng Construction Co., Ltd......        183,000        26,008
 *Infodissc Technology Co., Ltd.........         97,000        67,674
 *International Bank of Taipei..........      1,560,758       667,680
 Kang Na Hsiung Co., Ltd................         69,000        25,853
 *Kao Hsing Chang Iron & Steel Corp.....        178,000        42,417
 *King Yuan Electronics Co., Ltd........        246,000       122,188
 Kingdom Construction Co., Ltd..........        161,000        22,881
 *Kwong Fong Industries Corp............        230,000        21,131
 *Lan Fa Textile Co., Ltd...............        285,480        84,833
 *Lead Data Co., Ltd....................        101,000        25,953
 *Lealea Enterprise Co., Ltd............        409,000        60,475
 Lee Chang Yung Chemical Industry
   Corp.................................        271,920        92,904
 *Leofoo Development Co., Ltd...........         87,000        22,606
 *Li Peng Enterprise Co., Ltd...........        188,000        28,068
 Lien Hwa Industrial Corp...............        370,000        94,545
 Ling Sheng PrecisionIndustrial Corp....         86,320        19,827
 *Long Bon Development Co., Ltd.........        191,000        24,238
 *Long Chen Paper Co., Ltd..............        168,000        25,564
 *Lucky Cement Corp.....................        169,000        23,824
 *Luxon Electronics Corp................         81,400        24,422
 *Medium Business Bank of Hsinchu
   District.............................        710,940       206,158
 *Medium Business Bank of Taitung
   District.............................        163,395         5,020
 *Megamedia Corp........................        123,000        16,421
 *Merida Industry Co., Ltd..............         66,000        32,782
 *Microtek International, Inc...........        254,000        60,528
 Mitac International Corp...............        579,120       239,429
 *Mosel Vitelic Inc. Co., Ltd...........      1,814,000       328,114
 *Namchow Chemical Industrial Co.,
   Ltd..................................        156,000        29,785
 *Nankang Rubber Tire Co., Ltd..........         62,130        25,865

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
CONTINUED

                                             SHARES         VALUE+
                                             ------         ------
 *New Asia Construction & Development
   Co., Ltd.............................        146,000  $     12,072
 *Ocean Plastics Co., Ltd...............         87,000        20,982
 *Opto Tech Corp........................        120,000        48,751
 *Orient Semiconductor Electronics,
   Ltd..................................        611,000       118,411
 *Pacific Construction Co., Ltd.........        721,000        19,873
 *Pacific Electric Wire & Cable Corp....      1,873,020       158,639
 *Pan Overseas Electronics Co., Ltd.....         71,000        22,627
 *Picvue Electronics, Ltd...............        210,000        93,454
 Primax Electronics, Ltd................        231,000       122,033
 *Prince Housing & Development Corp.....        304,000        30,112
 *Prodisc Technology Inc................        222,000       131,301
 *Radium Life Tech......................         72,000        17,261
 Ralec Electronic Corp..................         87,500        47,229
 *Rectron, Ltd..........................        116,000        19,150
 *Rexon Industrial Corp., Ltd...........         82,000        29,311
 Ritek Corp.............................      1,436,250       713,383
 *SDI Corp..............................         69,000        17,829
 Sampo Corp.............................        833,000       290,581
 San Fang Chemical Industry Co., Ltd....         68,000        52,127
 *San Yang Industrial Co., Ltd..........        451,000       104,236
 Sanyo Electric Co., Ltd................        256,000        92,977
 Sheng Yu Steel Co., Ltd................        178,000       180,913
 Shihlin Electric & Engineering Corp....        421,000       198,231
 Shinkong Co., Ltd......................         88,200        18,106
 *Shinkong Synthetic Fibers Co., Ltd....      1,073,000       161,736
 Sincere Navigation Corp................        108,150        27,169
 *Siward Crystal Technology Co., Ltd....         38,000        20,838
 *Solomon Technology Corp...............        210,000        57,881
 *South China Insurance Co., Ltd........         80,734        32,104
 *Southeast Cement Co., Ltd.............        234,000        36,279
 *Standard Foods Taiwan, Ltd............        134,000        33,471
 *Ta Chen Stainless Pipe Co., Ltd.......         81,000        17,209
 *Ta Chong Bank.........................        506,000        70,750
 Ta Ya Elec Wire & Cable Co., Ltd.......        272,000        80,827
 Tah Hsin Industrial Corp...............        101,000        26,388
 *Taian Electric Co., Ltd...............         75,000        25,840
 *Taichung Commercial Bank..............        861,000       101,847
 *Tainan Business Bank..................        405,000        56,628
 *Tainan Spinning Co., Ltd..............      1,216,000       205,983
 *Taisan Enterprise Co., Ltd............        135,000        22,093
 *Taita Chemical Co., Ltd...............         86,000        28,765
 *Taiwan Business Bank..................      1,781,000       296,578
 *Taiwan Cement Corp....................      1,978,520       593,613
 Taiwan Fire & Marine Insurance Co.,
   Ltd..................................         88,125        27,705
 Taiwan Glass Ind. Corp.................        160,000       101,062
 *Taiwan Kolin Co., Ltd.................        171,000        21,160
 Taiwan Navigation Co., Ltd.............         97,060        36,784
 *Taiwan Pulp & Paper Corp..............        184,000        18,595
 *Taiwan Sakura Corp....................         79,000        27,785
 Taiwan Synthetic Rubber Corp...........        341,000        61,680
 *Taiwan Tea Corp.......................        654,000        64,029
 *Tatung Co., Ltd.......................      3,410,000       797,918
 Teapo Electronic Corp..................         79,000        24,950
 *Teco Electric & Machinery Co., Ltd....      1,565,000       471,791
 *The Chinese Bank......................        637,000       155,455
 *The Farmers Bank of China.............        698,000       164,330
 *Ton Yi Industrial Corp +..............        859,000       201,001
 *Tung Ho Steel Enterprise Corp.........        371,700       107,785
                                             SHARES         VALUE+
                                             ------         ------
 *Twinhead International Corp...........        174,000  $     38,966
 *Tycoons Group Enterprise Co., Ltd.....        178,000        26,830
 U-Ming Marine Transport Corp...........        355,000        81,539
 *UPC Technology Corp...................        392,000       142,934
 *Union Bank of Taiwan..................        833,000       139,910
 *Union Insurance Co., Ltd..............        187,171        72,009
 Uni-President Enterprises Corp.........      2,706,130       877,958
 *Unitech Printed Circuit Board Corp....        202,000        64,665
 *Universal Cement Corp.................        150,000        34,884
 *Universal Microelectronics Co.,
   Ltd..................................         67,000        39,434
 *Universal Scientific Industrial Co.,
   Ltd..................................        200,000        66,035
 *Usi Corp..............................        624,000       209,612
 *WUS Printed Circuit Co., Ltd..........        120,000        58,570
 *Walsin Lihwa Corp.....................      2,926,000       722,469
 *Walsin Technology Corp., Ltd..........        147,000        80,189
 *Wei Chuan Food Corp...................        167,000        48,906
 *Winbond Electronics Corp..............      1,832,000       899,431
 *Wintek Corp...........................         97,000        92,739
 *Yageo Corp............................      1,660,840       510,221
 *Yang Ming Marine Transport Corp.......      1,027,000       249,157
 *Yi Jinn Industrial Co., Ltd...........        156,000        23,514
 *Yieh Phui Enterprise Co., Ltd.........        655,000       374,232
 Yuen Foong Yu Paper Manufacturing Co.,
   Ltd..................................      1,018,920       245,734
 Yulon Motor Co., Ltd...................        209,880       222,956
 Yung Tay Engineering Co., Ltd..........        172,000       102,716
 Zig Sheng Industrial Co., Ltd..........        328,000       103,118
                                                         ------------
TOTAL COMMON STOCKS
  (Cost $28,775,027)....................                   27,112,308
                                                         ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Taiwan Dollar
   (Cost $790)..........................                          793
                                                         ------------
RIGHTS/WARRANTS -- (0.0%)
 *Eva Airways Rights 12/11/02
   (Cost $0)............................        141,094             0
                                                         ------------
TOTAL -- TAIWAN
  (Cost $28,775,817)....................                   27,113,101
                                                         ------------
MALAYSIA -- (7.7%)
COMMON STOCKS -- (7.7%)
 *A&M Realty Berhad.....................        151,000        32,982
 ACP Industries Berhad..................        108,000        84,979
 AMMB Holdings Berhad...................        521,636       538,109
 APM Automotive Holdings Berhad.........         99,750        78,750
 *Advance Synergy Berhad................        249,000        26,866
 Affin Holdings Berhad..................      1,000,500       276,454
 Aluminum Co. of Malaysia...............        250,000        80,921
 Ancom Berhad...........................        115,000        30,263
 Ann Joo Resources Berhad...............         80,000        19,790
 Antah Holding Berhad...................        306,000        21,742
 *Arab Malaysia Corp. Berhad............        775,000       196,809
 Arab Malaysia Finance Berhad...........        207,000       220,074
 *Arab Malaysian Development Berhad.....        309,000        17,890
 *Asas Dunia Berhad.....................        122,000        18,461
 *Asia Pacific Land Berhad..............        700,000        47,895
 Asiatic Development Berhad.............        548,000       191,800
 Austral Enterprises Berhad.............        169,000       128,974
 Ayer Hitam Planting Syndicate Berhad...         27,000        18,118
 Bandar Raya Developments Berhad........        568,000       173,390

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
CONTINUED

                                             SHARES         VALUE+
                                             ------         ------
 Batu Kawan Berhad......................        154,000  $    208,711
 *Berjaya Capital Berhad................        163,000        29,597
 *Berjaya Group Berhad..................      1,247,000        45,942
 Berjaya Land Berhad....................        638,000       142,711
 Bimb Holdings Berhad...................        598,000       221,889
 Bolton Properties Berhad...............        145,000        31,671
 Boustead Holdings Berhad...............        293,000       134,934
 Cahya Mata Sarawak Berhad..............        460,000       230,000
 *Camerlin Group Berhad.................        208,000        75,537
 Chin Teck Plantations Berhad...........         81,000       103,595
 Commerce Asset Holding Berhad..........      1,104,000       877,389
 Cycle & Carriage Bintang Berhad........         95,000       110,250
 DMIB Berhad............................        222,000        78,284
 DNP Holdings Berhad....................        166,000        27,521
 *Damansara Realty Berhad...............        391,000         9,261
 Datuk Keramik Holdings Berhad..........        127,000         9,358
 Diversified Resources Berhad...........      1,100,200       550,100
 Edaran Otomobil Nasional Berhad........        264,000       937,895
 Europlus Berhad........................        194,000        26,547
 *Faber Group Berhad....................        170,300        11,428
 Far East Holdings Berhad...............         59,400        41,424
 Federal Flour Mills Berhad.............        102,000       133,674
 General Corp. Berhad...................        178,000        22,484
 Genting Berhad.........................        112,500       393,750
 Golden Hope Plantations Berhad.........      1,157,000       898,197
 *Golden Plus Holdings Berhad...........        201,000        28,034
 Grand United Holdings Berhad...........        208,000        34,484
 *Gula Perak Berhad.....................        250,000        79,605
 Guthrie Ropel Berhad...................        148,000       112,558
 Hap Seng Consolidated Berhad...........        380,000       201,000
 Highlands and Lowlands Berhad..........        654,000       505,989
 Hong Leong Credit Berhad...............      1,097,137     1,160,655
 Hong Leong Industries Berhad...........        261,000       321,442
 Hong Leong Properties Berhad...........        784,000       114,505
 Hume Industries (Malaysia) Berhad......        192,667       123,205
 Hwang-DBS (Malaysia) Berhad............        193,000        74,661
 IGB Corp. Berhad.......................      1,019,500       238,778
 IJM Corp. Berhad.......................        511,000       664,300
 *Innovest Berhad.......................        228,000        10,800
 *Insas Berhad..........................        664,000        56,789
 Island & Peninsular Berhad.............        269,000       158,922
 *Jasa Megah Industries Berhad..........        197,000        40,437
 Jaya Tiasa Holdings Berhad.............        235,000       216,447
 *Johan Holdings Berhad.................        228,000        17,100
 Johor Port Berhad......................        323,000       122,400
 Johore Tenggara Oil Palm Berhad........         97,000        26,803
 *KIG Glass Industrial Berhad...........        260,000        22,750
 *Kamunting Corp. Berhad................        581,000        73,389
 Keck Seng (Malaysia) Berhad............        188,000        63,821
 *Kejora Harta Berhad...................        117,000        13,086
 Kian Joo Can Factory Berhad............        144,000        77,684
 Kim Hin Industry Berhad................        203,000       101,500
 Kuala Lumpur Kepong Berhad.............        117,000       190,895
 Kuala Sidim Berhad.....................        145,000       154,921
 *Kub Malaysia Berhad...................        958,000       128,574
 Kulim Malaysia Berhad..................        181,000       121,937
 *Kumpulan Emas Berhad..................        339,000        33,900
 *Land - General Berhad.................        754,000        48,613
 Landmarks Berhad.......................        636,000        63,600
 *Leader Universal Holdings Berhad......        427,333        57,353
 *Leong Hup Holdings Berhad.............        286,000        60,211
                                             SHARES         VALUE+
                                             ------         ------
 *Lien Hoe Corp. Berhad.................        158,250  $     18,948
 Lingui Development Berhad..............        570,000       171,000
 Lion Land Berhad.......................        462,375        45,021
 *MBF Holdings Berhad...................        837,000        45,154
 MBM Resources Berhad...................        143,333        98,070
 MUI Properties Berhad..................        724,000        58,111
 Malayan Banking Berhad.................        196,000       373,947
 Malayan Cement Berhad..................         67,500        13,678
 Malayawata Steel Berhad................        233,000       116,500
 *Malaysia Building Society Berhad......        263,000        27,338
 Malaysia Industrial Development Finance
   Berhad...............................        743,000       152,511
 Malaysia Mining Corp. Berhad...........      1,204,000       633,684
 *Malaysian Airlines System Berhad......      1,003,000       781,284
 Malaysian Mosaics Berhad...............        429,000       135,474
 *Malaysian Plantations Berhad..........        394,000        91,761
 *Malaysian Resources Corp. Berhad......      1,126,333       274,173
 Maruichi Malaysia Steel Tube Berhad....        184,000       133,642
 Matsushita Electric Co. (Malaysia)
   Berhad...............................         44,880       103,933
 *Mega First Corp. Berhad...............        448,000        75,453
 Metrojaya Berhad.......................        105,000        20,516
 *Metroplex Berhad......................        817,000        18,275
 Muda Holdings Berhad...................        237,000        40,695
 Muhibbah Engineering Berhad............        119,000        26,932
 *Mulpha International Berhad...........      1,561,000       164,316
 *Multi-Purpose Holdings Berhad.........      1,344,000       449,179
 *Naluri Berhad.........................        676,000       149,432
 *New Straits Times Press (Malaysia)
   Berhad...............................        154,000       144,274
 Northport Corporation Berhad...........        105,000        48,355
 Nylex (Malaysia) Berhad................        219,500        35,813
 OSK Holdings Berhad....................        592,666       216,791
 Oriental Holdings Berhad...............        700,016       596,856
 Oriental Interest Berhad...............        170,000        56,368
 Osk Property Holdings Berhad...........         53,878        13,611
 Oyl Industries Berhad..................         96,333       512,086
 PJ Development Holdings Berhad.........        529,000        54,988
 Pacific & Orient Berhad................         42,000        19,563
 *Pan Pacific Asia Berhad...............        100,000         2,368
 *Paracorp Berhad.......................        252,000        48,079
 Paramount Corp. Berhad.................         73,000        29,392
 Peladang Kimia Berhad..................         25,000         5,526
 Perlis Plantations Berhad..............        705,333       735,031
 *Pernas International Holdings Berhad..        757,000       115,542
 Perusahaan Otomobil Nasional Berhad....        781,000     1,603,105
 Phileo Allied Berhad...................        485,000       177,408
 *Pica (M) Corp. Berhad.................        204,000         5,905
 *Pilecon Engineering Berhad............        210,000         9,947
 *Prime Utilities Berhad................         46,000        13,679
 *Promet Berhad.........................        140,000        10,684
 Public Finance Berhad..................        386,000       741,526
 RHB Capital Berhad.....................        123,000        51,466
 Road Builders (Malaysia) Holdings
   Berhad...............................        243,000       218,700
 SCB Developments Berhad................        120,000       129,158
 SP Settia Berhad.......................        244,199       156,801
 Sanda Plastics Industries Berhad.......        102,000        10,737
 Sarawak Enterprise Corp. Berhad........      1,510,000       397,368
 Sarawak Oil Palms Berhad...............         93,000        46,500

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
CONTINUED

                                             SHARES         VALUE+
                                             ------         ------
 *Scientex, Inc. Berhad.................        116,000  $     51,895
 Selangor Dredging Berhad...............         84,000         7,737
 Selangor Properties Berhad.............        402,000       193,595
 Shell Refining Co. Federation of
   Malaysia Berhad......................         48,000        42,442
 *Silverstone Berhad....................          6,930             0
 Sime Darby Berhad (Malaysia)...........        355,980       459,027
 Southern Acids (Malaysia) Berhad.......         44,000        19,684
 Southern Bank Berhad (Foreign).........        574,250       275,036
 *Southern Steel Berhad.................        330,000        99,868
 Sunrise Berhad.........................        134,000        43,374
 *Sunway City Berhad....................        294,000        51,450
 *Sunway Holdings, Inc. Berhad..........        394,000        27,995
 Ta Enterprise Berhad...................      1,772,000       254,142
 Talam Corp. Berhad.....................        152,000        34,800
 *Tan & Tan Developments Berhad.........        374,000        85,134
 Tan Chong Motor Holdings Berhad........        665,000       185,500
 Tekala Corp. Berhad....................        111,000        19,279
 Tiong Nam Transport Holdings Berhad....         52,000        20,526
 Tradewinds (Malaysia) Berhad...........        189,000        93,008
 Tronoh Mines Malaysia Berhad...........         48,000        25,389
 UMW Holdings Berhad....................        380,666       696,218
 *Uniphone Telecommunications Berhad....        116,000        21,826
 United Malacca Rubber Estates Berhad...        153,000       128,037
 *United Merchant Group Berhad..........        307,000       105,026
 United Plantations Berhad..............        112,000       125,558
 Warisan TC Holdings Berhad.............         33,250        20,300
 Worldwide Holdings Berhad..............        136,000        53,684
 Yeo Hiap Seng (Malaysia) Berhad........         59,000        23,755
                                                         ------------
TOTAL COMMON STOCKS
  (Cost $23,075,020)....................                   26,668,503
                                                         ------------
PREFERRED STOCKS -- (0.0%)
 *IGB Corp. ICPS Berhad 1.0% 04/17/07
   (Cost $17,546).......................        187,000        29,280
                                                         ------------
RIGHTS/WARRANTS -- (0.0%)
 *Commerce Asset Holding Berhad Rights
   12/18/02
   (Cost $0)............................        138,000             0
                                                         ------------
TOTAL -- MALAYSIA
  (Cost $23,092,566)....................                   26,697,783
                                                         ------------
MEXICO -- (6.6%)
COMMON STOCKS -- (6.6%)
 Apasco S.A. de C.V.....................        172,000       984,410
 *Cintra S.A. de C.V....................         85,000        31,034
 *Consorcio Hogar S.A. de C.V.
   Series B.............................         27,000         3,264
 Controladora Comercial Mexicana S.A. de
   C.V. Series B........................      2,913,000     1,638,456
 *Corporacion Geo S.A. de C.V.
   Series B.............................        345,700       668,613
 *Corporacion Interamericana de
   Entramiento S.A. de C.V. Series B....        399,505       674,121
 Desc S.A. de C.V. Series B.............      3,969,800     1,566,925
 El Puerto de Liverpool S.A. Series 1..          20,000        23,002
                                             SHARES         VALUE+
                                             ------         ------
 El Puerto de Liverpool S.A.
   Series C1............................        328,600  $    364,949
 *Empaques Ponderosa S.A. de C.V.
   Series B.............................         90,000         7,549
 *Empresas ICA Sociedad Controladora
   S.A. de C.V..........................      1,974,600       276,686
 *Empresas la Moderna S.A. de C.V.
   Series A.............................      1,076,185       594,695
 Fomento Economico Mexicano Series B &
   D....................................        488,000     1,820,250
 *Gruma S.A. de C.V. Series B...........        774,950       749,792
 *Grupo Carso S.A. de C.V. Series A-1..         271,000       692,610
 Grupo Cementos de Chihuahua, S.A. de
   C.V..................................        666,000       480,409
 Grupo Corvi S.A. de C.V. Series L......        284,000        67,959
 Grupo Financiero del Norte S.A.
   Series C.............................        650,000     1,497,683
 *Grupo Financiero GBM Atlantico S.A. de
   C.V. Series L........................            202             0
 *Grupo Financiero GBM Atlantico S.A. de
   C.V. Series L........................         51,057             0
 *Grupo Financiero Inbursa S.A. de C.V.
   Series O.............................         28,365        24,071
 *Grupo Gigante S.A. de C.V. Series B..         319,920       132,590
 Grupo Industrial Alfa S.A. Series A....      1,625,264     2,646,229
 Grupo Industrial Maseca S.A. de C.V.
   Series B.............................      1,531,900       589,542
 Grupo Industrial Saltillo Unique
   Series...............................        339,000       499,101
 *Grupo Iusacell S.A. de C.V.
   Series V.............................      2,870,000       141,603
 *Grupo Posadas S.A. de C.V. Series L..         356,000       131,735
 *Grupo Tribasa S.A. de C.V.............        145,000             0
 Herdez Common Series...................        319,000       129,061
 *Hylsamex S.A. de C.V. Series B........        237,100       151,726
 Industrias Bachoco S.A. de C.V.
   (Certificate Representing Series B
   and Series L)........................         95,000       133,116
 Industrias Penoles S.A. de C.V.........        877,200     1,393,619
 *Industrias S.A. de C.V. Series B......         93,000       188,129
 *Jugos del Valle S.A. de C.V.
   Series B.............................        140,900       159,893
 *Nueva Grupo Mexico SA de CV
   Series B.............................      1,711,200     2,033,044
 *Sanluis Corporacion S.A. de
   C.V.(Certificates representing 1
   share Series B, 1 share Series C & 1
   share Series D)......................         50,400        12,135
 Tubos de Acero de Mexico S.A...........        898,000     1,643,765
 *US Commercial Corp. S.A. de C.V.......        271,000       113,652
 Vitro S.A..............................        920,400       726,584
                                                         ------------
TOTAL -- MEXICO
  (Cost $29,958,372)....................                   22,992,002
                                                         ------------
HUNGARY -- (4.9%)
COMMON STOCKS -- (4.9%)
 Danubius Hotel & Spa RT................        116,034     1,704,240
 *Fotex First Hungarian-American Photo
   Service Co...........................      2,335,273     1,280,110
 Globus Konzer..........................         48,143       634,574
 Magyar Olay-Es Gazipari RT.............        162,471     3,766,378
 *Mezogazdasagi Gepgyarto
   Reszvenytarsasag (Mezogep)...........         84,611       403,618

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
CONTINUED

                                             SHARES         VALUE+
                                             ------         ------
 *North American Business Industries
   RT...................................         82,471  $  1,180,227
 Pannonplast P.L.C......................        138,882       807,791
 Primagaz Hungaria Co., Ltd.............         49,156       423,723
 Raba Hungarian Railway Carriage &
   Machine Works........................        383,739     1,637,851
 *Synergon Information Systems Ltd.,
   Budapest.............................        247,161       647,430
 *Tiszai Vegyi Kombinat RT..............        198,198     3,562,056
 *Zalakeramia, Ltd......................        176,789     1,120,743
                                                         ------------
TOTAL -- HUNGARY
  (Cost $17,588,048)....................                   17,168,741
                                                         ------------
POLAND -- (4.2%)
COMMON STOCKS -- (4.2%)
 *Amica Wronki SA.......................         37,993       340,938
 Bank Przemyslowo Handlowy Pbk..........          9,050       614,151
 *Big Bank Gdanski SA...................      2,399,724     1,879,039
 Bre Bank SA............................         50,421     1,101,702
 *Budimex SA............................         66,643       505,264
 Debica SA..............................        178,183     2,134,899
 *Farmacol SA...........................         18,486       137,857
 Frantschach Swiecie SA.................        180,914     1,533,524
 *Huta Ferrum SA........................         43,319        10,768
 *Impexmetal SA.........................         56,975       106,221
 Kredyt Bank SA.........................        195,796       732,494
 Lentex SA..............................         36,530       148,013
 *Mostostal Export SA...................        654,595       214,788
 *Mostostal Warszawa SA.................         46,235       108,609
 *Mostostal Zabrze Holding SA...........        140,376        46,759
 Orbis SA...............................        250,198     1,135,039
 *Polifarb Cieszyn Wroclaw SA...........        663,192     1,178,716
 Przedsiebiorstwo Farmaceutyczne JELFA
   SA...................................         99,415     1,203,497
 *Raciborska Fabryka Kotlow SA..........        245,118       262,004
 *Sokolowskie Zaklady Miesne SA.........        640,373       343,836
 *Stalexport SA.........................        187,618        73,688
 Zaklady Metali Lekkich Kety SA.........         61,870       776,694
                                                         ------------
TOTAL -- POLAND
  (Cost $14,912,734)....................                   14,588,500
                                                         ------------
CHILE -- (3.9%)
COMMON STOCKS -- (3.9%)
 Banco de Credito e Inversiones SA
   Series A.............................         54,733       412,199
 Banmedica SA...........................        347,000        73,961
 *CAP SA (Compania de Aceros del
   Pacifico)............................        100,000        53,428
 COPEC (Cia de Petroleos de Chile)......        947,488     3,258,147
 CTI SA (Cia Tecno Industrial)..........      4,900,000        64,022
 Cementos Bio-Bio S.A...................         47,327        32,011
 Cervecerias Unidas SA..................        143,000       406,394
 Consumidores de Gas de Santiago SA.....        103,000       365,458
 Empresa Nacional de Electricidad SA....      2,009,503       512,548
 Empresa Nacional de Telecomunicaciones
   SA...................................         49,000       189,385
 Empresas Iansa SA......................      4,994,997       140,889
 *Enersis SA............................      4,082,242       359,643
 Forestal Terranova SA..................        147,795        65,103
 Industrias Forestales Inforsa SA.......      2,212,597       251,521
                                             SHARES         VALUE+
                                             ------         ------
 *Inversiones Frimetal SA...............      4,900,000  $          0
 *Madeco Manufacturera de Cobre SA......      1,194,560        41,587
 Maderas y Sinteticos SA................      1,295,762       300,120
 Manufacturera de Papeles y Cartones
   SA...................................        282,547     2,529,373
 Minera Valparaiso SA...................          7,500        39,991
 Parque Arauco S.A......................        455,207       122,251
 Sociedad Industrial Pizarreno SA.......         63,000        41,179
 Sociedad Quimica y Minera de Chile SA
   Series A.............................         43,364       105,922
 Sociedad Quimica y Minera de Chile SA
   Series B.............................        945,090     2,135,265
 *Soquimic Comercial SA.................        150,000        19,503
 Sud Americana de Vapores SA............        410,000       166,622
 Telecomunicaciones de Chile SA
   Series A.............................        350,000       830,600
 Telecomunicaciones de Chile SA
   Series B.............................        372,166       687,482
 Vina de Concha y Toro SA...............        350,000       218,828
 Vina Sta Carolina SA Series A..........        163,489        22,069
                                                         ------------
TOTAL COMMON STOCKS
  (Cost $17,358,711)....................                   13,445,501
                                                         ------------

                                              FACE
                                            AMOUNT @
                                            --------
                                              (000)
TEMPORARY CASH -- (0.0%)
  INVESTMENTS CHILE
 Repurchase Agreement, Salomon Smith
   Barney C. De Bolsa, 2.16%, 12/02/02
   (Collateralized by 117,167,812
   Central Bank Notes 3.22%, 02/01/09,
   valued at 90,821,690 to be
   repurchased at 117,198,821
   (Cost $129,054)......................         90,822       129,054
                                                         ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Chilean Pesos
   (Cost $29,426).......................                       30,027
                                                         ------------
TOTAL -- CHILE
  (Cost $17,517,191)....................                   13,604,582
                                                         ------------

                                             SHARES
                                             ------
PHILIPPINES -- (2.9%)
COMMON STOCKS -- (2.9%)
 Aboitiz Equity Ventures, Inc...........      5,782,000       250,616
 Alaska Milk Corp.......................      7,953,000       317,971
 *Alsons Consolidated Resources, Inc....     16,904,000        23,686
 *Bacnotan Consolidated Industries,
   Inc..................................      1,696,970       332,895
 *Belle Corp............................     41,361,000       285,914
 *Cebu Holdings, Inc....................      7,763,250        41,336
 *Digital Telecommunications
   (Philippines), Inc...................     65,200,000       511,611
 *Fil-Estate Land, Inc..................      3,196,340         8,958
 *Filinvest Development Corp............      5,283,500       116,479
 *Filinvest Land, Inc...................     82,665,400     1,374,539
 *Guoco Holdings (Philippines), Inc.....     14,400,000        13,452
 Kepphil Shipyard, Inc..................      9,725,165        67,227

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
CONTINUED

                                             SHARES         VALUE+
                                             ------         ------
 *Kuok Philippine Properties, Inc.......      4,300,000  $      2,209
 *Megaworld Properties & Holdings,
   Inc..................................     86,325,000       951,551
 Metro Bank and Trust Co................        349,020       202,141
 *Metro Pacific Corp....................    167,120,000       483,953
 *Mondragon International Philippines,
   Inc..................................      2,464,000         4,604
 *PDCP Development Bank.................        409,000         3,897
 Petron Corp............................     15,160,000       453,171
 *Philippine National Bank..............      1,349,000       630,079
 *Philippine National Construction
   Corp.................................        398,900        19,116
 *Philippine Realty & Holdings Corp.....     20,930,000         9,385
 Philippine Savings Bank................      1,095,390       552,556
 *Pryce Properties Corp.................      4,330,000         7,281
 RFM Corp...............................      2,488,200        32,541
 Robinson's Land Corp. Series B.........     16,019,000       418,993
 SM Development Corp....................     21,996,400       435,613
 Security Bank Corp.....................      2,713,200       544,921
 *Solid Group, Inc......................     19,668,000       101,050
 Soriano (A.) Corp......................     20,195,000       184,877
 *Southeast Asia Cement Holdings, Inc...     42,885,880        20,431
 Union Bank of the Philippines..........        387,100       131,987
 Universal Robina Corp..................     15,073,300       872,998
 *Urban Bank, Inc.......................         14,950             0
 William, Gothong & Aboitiz, Inc........     10,114,000       609,391
                                                         ------------
TOTAL -- PHILIPPINES
  (Cost $27,700,014)....................                   10,017,429
                                                         ------------
ARGENTINA -- (2.4%)
COMMON STOCKS -- (2.4%)
 *Acindar Industria Argentina de Aceros
   SA Series B..........................      2,261,067       448,475
 *Alpargatas SA Industrial y Comercial..          6,363             0
 *Atanor Cia Nacional para la Industria
   Quimica SA Series D..................        370,894       419,324
 *Banco del Sud Sociedad Anonima
   Series B.............................        310,563       102,408
 *Banco Frances del Rio de la Plata
   SA...................................        178,000       171,233
 *Banco Suquia SA.......................        327,868        40,238
 *Capex SA Series A.....................        131,575        88,079
 *Celulosa Argentina SA Series B........         10,843         5,054
 *Central Costanera SA Series B.........        261,000       194,132
 *Central Puerto SA Series B............        161,000        31,535
 *Cresud SA Comercial Industrial
   Financiera y Agropecuaria............        535,252       265,413
 *DYCASA SA (Dragados y Construcciones
   Argentina) Series B..................         55,000        24,818
 *Garovaglio y Zorraquin SA.............         65,800        16,314
 *Grupo Financiero Galicia SA
   Series B.............................      1,697,935       261,004
                                             SHARES         VALUE+
                                             ------         ------
 *IRSA Inversiones y Representaciones
   SA...................................      1,229,994  $    561,120
 *Juan Minetti SA.......................        806,693       228,007
 Ledesma S.A.A.I........................        460,539       393,931
 *Metrogas SA Series B..................        176,000        24,873
 *Molinos Rio de la Plata SA Series B..         307,214       363,324
 *Polledo SA Industrial y Constructora y
   Financiera...........................         50,000        10,537
 *Renault Argentina SA..................      1,105,834       249,497
 *Siderar SAIC Series A.................        645,512       873,839
 Siderca SA Series A....................      1,815,162     2,655,230
 *Sol Petroleo SA.......................        173,000        26,808
 *Solvay Indupa S.A.I.C.................      1,334,322       641,796
 *Telecom Argentina Stet-France SA
   Series B.............................        476,600       186,701
                                                         ------------
TOTAL COMMON STOCKS
  (Cost $18,174,570)....................                    8,283,690
                                                         ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Argentine Peso
   (Cost $77,705).......................                       28,596
                                                         ------------
TOTAL -- ARGENTINA
  (Cost $18,252,275)....................                    8,312,286
                                                         ------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency
   (Cost $284)..........................                          334
                                                         ------------

                                              FACE
                                             AMOUNT
                                             ------
                                              (000)
TEMPORARY CASH
  INVESTMENTS -- (3.8%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by $13,289,000 FMC
   Discount Notes 1.30%, 12/17/02,
   valued at $13,272,389) to be
   repurchased at $13,077,318
   (Cost $13,076,000)...................  $      13,076    13,076,000
                                                         ------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $370,875,929)++.......................                 $347,360,098
                                                         ============

--------------------

  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
 ++  The cost for federal income tax purposes is $374,126,298.
  @  Denominated in local currency or the euro

                See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                               NOVEMBER 30, 2002

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value (Cost $370,876)..............  $347,360
Cash..............................................       474
Receivables:
  Investment Securities Sold......................        10
  Dividends, Interest and Tax Reclaims............       327
  Fund Shares Sold................................        71
                                                    --------
    Total Assets..................................   348,242
                                                    --------
LIABILITIES:
Payables:
  Investment Securities Purchased.................       467
  Due to Advisor..................................        28
  Deferred Thailand Capital Gains Tax.............     1,607
  Deferred Chilean Repatriation Tax...............       437
Accrued Expenses and Other Liabilities............       106
                                                    --------
    Total Liabilities.............................     2,645
                                                    --------
NET ASSETS applicable to 26,981,872 shares
  outstanding $.01 par value shares (Authorized
  200,000,000 shares).............................  $345,597
                                                    ========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE...........................................  $  12.81
                                                    ========
NET ASSETS CONSIST OF:
Paid-in Capital...................................  $378,064
Accumulated Net Investment Income (Loss)..........    (2,810)
Accumulated Net Realized Gain (Loss)..............    (4,319)
Accumulated Net Realized Foreign Exchange Gain
  (Loss)..........................................      (294)
Unrealized Net Foreign Exchange Gain (Loss).......        79
Deferred Thailand Capital Gains Tax...............    (1,607)
Unrealized Appreciation (Depreciation) of
  Investment Securities and Foreign Currency......   (23,516)
                                                    --------
    Total Net Assets..............................  $345,597
                                                    ========

                See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 2002

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of
    $875).........................................  $ 6,667
  Interest........................................      230
                                                    -------
      Total Investment Income.....................    6,897
                                                    -------
EXPENSES
  Investment Advisory Services....................      333
  Accounting & Transfer Agent Fees................      389
  Custodian Fees..................................      465
  Legal Fees......................................       30
  Audit Fees......................................       17
  Shareholders' Reports...........................       42
  Trustees' Fees and Expenses.....................        2
  Other...........................................       58
                                                    -------
      Total Expenses..............................    1,336
                                                    -------
  NET INVESTMENT INCOME (LOSS)....................    5,561
                                                    -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................   (1,177)
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..................................     (294)
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities and Foreign
    Currency......................................   20,328
  Deferred Thailand Capital Gains Tax.............   (1,607)
  Translation of Foreign Currency Denominated
    Amounts.......................................       (2)
                                                    -------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..............................   17,248
                                                    -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................  $22,809
                                                    =======

                See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                            YEAR      YEAR
                                           ENDED     ENDED
                                          NOV. 30,  NOV. 30,
                                            2002      2001
                                          --------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........  $  5,561  $  8,991
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................    (1,177)    4,851
  Net Realized Gain (Loss) on Foreign
    Currency Transactions...............      (294)     (843)
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency..........................    20,328   (25,190)
  Deferred Thailand Capital Gains Tax...    (1,607)       --
  Translation of Foreign Currency
    Denominated Amounts.................        (2)      (25)
                                          --------  --------
      Net Increase (Decrease) in Net
        Assets Resulting from
        Operations......................    22,809   (12,216)
                                          --------  --------
Distributions From:
  Net Investment Income.................    (7,829)   (7,199)
  Net Short-Term Gains..................        --        --
  Net Long-Term Gains...................    (4,849)  (20,795)
                                          --------  --------
      Total Distributions...............   (12,678)  (27,994)
                                          --------  --------
Capital Share Transactions (1):
  Capital Shares Issued.................    60,419    26,942
  Shares Issued in Lieu of Cash
    Distributions.......................    12,678    27,994
  Capital Shares Redeemed...............   (16,727)  (30,906)
                                          --------  --------
      Net Increase (Decrease) from
        Capital Share Transactions......    56,370    24,030
                                          --------  --------
      Total Increase (Decrease).........    66,501   (16,180)
NET ASSETS
  Beginning of Period...................   279,096   295,276
                                          --------  --------
  End of Period.........................  $345,597  $279,096
                                          ========  ========
(1) SHARE AMOUNTS
    Shares Issued.......................     4,547     2,116
    Shares Issued In Lieu of Cash
      Distributions.....................     1,016     2,116
    Shares Redeemed.....................    (1,306)   (2,389)
                                          --------  --------
                                             4,257     1,843
                                          ========  ========

                See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       YEAR         YEAR         YEAR         YEAR         YEAR
                                       ENDED        ENDED        ENDED        ENDED        ENDED
                                     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                       2002         2001         2000         1999         1998
                                     ---------    ---------    ---------    ---------    ---------
Net Asset Value, Beginning of
  Period...........................  $  12.28     $  14.14     $  20.88     $  14.74     $  16.13
                                     --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....      0.23         0.38         0.19         0.22         0.31
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......      0.83        (0.92)       (5.75)        8.62        (1.06)
                                     --------     --------     --------     --------     --------
Total from Investment Operations...      1.06        (0.54)       (5.56)        8.84        (0.75)
                                     --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income............     (0.32)       (0.33)       (0.16)       (0.25)       (0.62)
  Net Realized Gains...............     (0.21)       (0.99)       (1.02)       (2.45)       (0.02)
                                     --------     --------     --------     --------     --------
Total Distributions................     (0.53)       (1.32)       (1.18)       (2.70)       (0.64)
                                     --------     --------     --------     --------     --------
Net Asset Value, End of Period.....  $  12.81     $  12.28     $  14.14     $  20.88     $  14.74
                                     ========     ========     ========     ========     ========
Total Return.......................      8.79%      (4.34%)      (28.02)%      71.69%       (4.80)%

Net Assets, End of Period
  (thousands)......................  $345,597     $279,096     $295,276     $360,430     $195,463
Ratio of Expenses to Average Net
  Assets...........................      0.40%        0.52%        0.54%        0.52%        0.64%
Ratio of Net Investment Income to
  Average Net Assets...............      1.67%        3.16%        1.46%        1.51%        2.08%
Portfolio Turnover Rate............        15%          19%          19%          18%          35%

                See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Prior to November 21, 1997, Dimensional Emerging Markets Value Fund Inc. (the "Fund") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, the Fund was reorganized as an open-end management investment company.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: Securities held by the Fund which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are approved in good faith at fair value using methods approved by the Board of Directors.

    2. FOREIGN CURRENCY TRANSLATIONS: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

    3. REPURCHASE AGREEMENTS: The Fund may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 29, 2002.

    4. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

    5. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses. At November 30, 2002, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $1,428.

    6. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

    The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

    The Fund's investments in Chile are subject to governmental taxes on investment income and realized capital gains. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as income is earned and accrues for taxes on capital gains throughout the holding period of underlying securities. The cost basis used to determine the amount of capital gains subject to such taxes is adjusted for the Consumer Price Index (CPI) in Chile from the date such securities were purchased through the date such securities are sold.

    The Fund's investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Fund accrues for taxes on the capital gains throughout the holding period of the underlying securities.

    7. RECLASSIFICATION: Distributions of net gains on the Statements of Changes in Net Assets from the prior year have been reclassified to conform to the present year presentation.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Fund. For the year ended November 30, 2002, the Fund paid the Advisor a fee based on an annual effective rate of 0.10 of 1% of average net assets.

    Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 2002, the Fund made the following purchases and sales of investment securities other than U.S. Government Securities and short-term securities (amounts in thousands):

Purchases.........................................  $93,490
Sales.............................................   46,853

E. FEDERAL INCOME TAXES:

    No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from generally accepted accounting principles, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

    The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

    At November 30, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

Gross Unrealized Appreciation.....................  $ 69,931
Gross Unrealized Depreciation.....................   (96,697)
                                                    --------
    Net...........................................  $(26,766)
                                                    ========

    At November 30, 2002, the Portfolio had a capital loss carryforward for federal income tax purposes of approximately $1,609,000, expiring November 30, 2010.

    Certain of the Fund's investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation and/or realized gains are required to be included in distributable net investment income for tax purposes. The Fund realized gains on the sale of passive foreign investment companies of $1,892,977, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

F. LINE OF CREDIT:

    The Fund together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. The Fund is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line of credit are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings by the Fund under the discretionary line of credit with the domestic custodian bank during the year ended November 30, 2002.

    The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2003. There were no borrowings by the Fund under the line of credit with the international custodian bank during the year ended November 30, 2002.

G. REIMBURSEMENT FEES:

    Until March 30, 2002, shares of the Fund were sold at a public offering price which was equal to the current net asset value plus a reimbursement fee of 0.50% of such net asset value. Reimbursement fees were recorded as an addition to Paid-in capital and were used to defray the costs associated with investing proceeds of the sale of shares to investors.

    Effective March 30, 2002, the Fund no longer charges reimbursement fees.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Emerging Markets Value Fund Inc. (the "Fund") at November 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2003

                                FUND MANAGEMENT

TRUSTEES/DIRECTORS

    Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

    Each Board has an Audit Committee comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee for each Board oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls and other oversight functions as requested by the Board. The Audit Committee for each Board also acts as a liaison between the Fund's independent certified public accountants and the full Board. There were three Audit Committee meetings for each Fund held during the fiscal year ended November 30, 2002.

    Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

    The statement of additional information ("SAI") of the Funds includes additional information about each Trustee/ Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing Dimensional Fund Advisors, 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

       NAME, AGE, POSITION                                 PORTFOLIOS WITHIN THE
          WITH THE FUND           TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
           AND ADDRESS              LENGTH OF SERVICE            OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
                                                       DISINTERESTED DIRECTORS

  George M. Constantinides        DFAITC - since 1993    88 portfolios in 4         Leo Melamed Professor of Finance, Graduate
  Director of DFAIDG, DIG and     DFAIDG - since 1983    investment companies       School of Business, University of Chicago.
  DEM.                            DIG - since 1993
  Trustee of DFAITC.              DEM - since 1994
  1101 E. 58th Street
  Chicago, IL 60637
  Date of Birth: 9/22/47

  John P. Gould                   DFAITC - since 1993    88 portfolios in 4         Steven G. Rothmeier Distinguished Service
  Director of DFAIDG, DIG and     DFAIDG - since 1986    investment companies       Professor of Economics, Graduate School of
  DEM.                            DIG - since 1993                                  Business, University of Chicago. Principal and
  Trustee of DFAITC.              DEM - since 1994                                  Executive Vice President, Lexecon Inc.
  1101 E. 58th Street                                                               (economics, law, strategy and finance
  Chicago, IL 60637                                                                 consulting). Formerly, President, Cardean
  Date of Birth: 1/19/39                                                            University (division of UNext.com). Member of
                                                                                    the Boards of Milwaukee Mutual Insurance
                                                                                    Company and UNext.com. Formerly, Trustee, First
                                                                                    Prairie Funds (registered investment company).
                                                                                    Trustee, Harbor Fund (registered investment
                                                                                    company) (13 Portfolios).

  Roger G. Ibbotson               DFAITC - since 1993    88 portfolios in 4         Professor in Practice of Finance, Yale School
  Director of DFAIDG, DIG and     DFAIDG - since 1981    investment companies       of Management. Director, BIRR Portfolio
  DEM.                            DIG - since 1993                                  Analysis, Inc. (software products). Chairman,
  Trustee of DFAITC.              DEM - since 1994                                  Ibbotson Associates, Inc., Chicago, IL
  Yale School of Management                                                         (software, data, publishing and consulting).
  P.O. Box 208200                                                                   Partner, Zebra Capital Management, LLC (hedge
  New Haven, CT 06520-8200                                                          fund manager). Formerly, Director, Hospital
  Date of Birth: 5/27/43                                                            Fund, Inc. (investment management services).

       NAME, AGE, POSITION                                 PORTFOLIOS WITHIN THE
          WITH THE FUND           TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
           AND ADDRESS              LENGTH OF SERVICE            OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
  Myron S. Scholes                DFAITC - since 1993    88 portfolios in 4         Frank E. Buck Professor Emeritus of Finance,
  Director of DFAIDG, DIG and     DFAIDG - since 1981    investment companies       Stanford University. Partner, Oak Hill Capital
  DEM.                            DIG - since 1993                                  Management. Chairman, Oak Hill Platinum
  Trustee of DFAITC.              DEM - since 1994                                  Partners. Director, Financial Engines.
  Oak Hill Capital Management,                                                      Director, Chicago Mercantile Exchange.
  Inc.                                                                              Consultant, Arbor Investors. Formerly,
  2775 Sand Hill Rd.                                                                Director, Smith Breeden Family of Funds and
  Suite 220                                                                         Partner, Long-Term Capital Management.
  Menlo Park, CA 94025                                                              Director, American Century Fund Complex
  Date of Birth: 7/01/41                                                            (registered investment companies) (38
                                                                                    Portfolios).

  Abbie J. Smith                  DFAITC - since 2000    88 portfolios in 4         Marvin Bower Fellow, Harvard Business School
  Director of DFAIDG, DIG and     DFAIDG - since 2000    investment companies       (9/01 to 8/02). Boris and Irene Stern Professor
  DEM.                            DIG - since 2000                                  of Accounting, Graduate School of Business,
  Trustee of DFAITC.              DEM - since 2000                                  University of Chicago. Director, HON Industries
  425 Morgan Hall                                                                   Inc. (office furniture).
  Soldiers Field,
  Boston, MA 02163
  Date of Birth: 4/30/53
                                                       INTERESTED DIRECTORS**

  David G. Booth                  DFAITC - since 1993    88 portfolios in 4         Chairman, Director, Chief Executive Officer,
  Chairman, Director, Chief       DFAIDG - since 1981    investment companies       Chief Investment Officer and President of
  Executive Officer, Chief        DIG - since 1992                                  Dimensional Fund Advisors Inc., DFA Securities
  Investment Officer and          DEM - since 1994                                  Inc., DFAIDG, DIG and DEM. Chairman, Trustee,
  President of DFAIDG, DIG and                                                      Chief Executive Officer, Chief Investment
  DEM. Chairman, Trustee, Chief                                                     Officer and President of DFAITC. Director and
  Executive Officer, Chief                                                          Chief Investment Officer of Dimensional Fund
  Investment Officer and                                                            Advisors Ltd. Director, Chief Executive
  President of DFAITC.                                                              Officer, Chief Investment Officer and President
  1299 Ocean Avenue                                                                 of DFA Australia Ltd. Director of Dimensional
  Santa Monica, CA 90401                                                            Funds PLC. (Chief Investment Officer positions
  Date of Birth: 12/02/46                                                           held starting 1/1/2003)
                                                                                    Limited Partner, Oak Hill Partners. Director,
                                                                                    University of Chicago Business School.
                                                                                    Formerly, Director, SA Funds (registered
                                                                                    investment company). Director, Assante
                                                                                    Corporation (investment management) (until
                                                                                    9/9/2002).

  Rex A. Sinquefield*             DFAITC - since 1993    88 portfolios in 4         Chairman, Director and Chief Investment Officer
  Chairman and Director of        DFAIDG - since 1981    investment companies       of Dimensional Fund Advisors Inc., DFA
  DFAIDG, DIG and DEM. Trustee    DIG - since 1992                                  Securities Inc., DFAIDG, DIG and DEM. Chairman,
  and Chairman of DFAITC.         DEM - since 1994                                  Trustee and Chief Investment Officer of DFAITC.
  1299 Ocean Avenue                                                                 Director and President of Dimensional Fund
  Santa Monica, CA 90401                                                            Advisors Ltd. Director and Chief Investment
  Date of Birth: 9/07/44                                                            Officer of DFA Australia Ltd. Director of
                                                                                    Dimensional Funds PLC. (Chief Investment
                                                                                    Officer positions held through 1/1/2003)
                                                                                    Trustee, St. Louis University. Life Trustee and
                                                                                    Member of Investment Committee, DePaul
                                                                                    University. Director, The German St. Vincent
                                                                                    Orphan Home. Member of Investment Committee,
                                                                                    Archdiocese of St. Louis.

(1) Each Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

 ** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under The Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc..

OFFICERS

    The name, age, information regarding positions with the Fund and the principal occupation for each officer of the Fund are set forth below. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, Dimensional Fund Advisors Ltd., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities").

                                     TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND      AND LENGTH OF
           AND ADDRESS                    SERVICE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
                                              OFFICERS

Arthur H.F. Barlow                         Since 1993     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 11/07/55

Valerie A. Brown                           Since 2001     Vice President and Assistant Secretary of
Vice President and Assistant                              all the DFA Entities. Prior to April 2001,
Secretary                                                 legal counsel for DFA (since March 2000).
Santa Monica, CA                                          Associate, Jones, Day, Reavis & Pogue from
Date of Birth: 1/24/67                                    October 1991 to February 2000.

Truman A. Clark                            Since 1996     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 4/08/41

James L. Davis                             Since 1999     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA                                          Formerly at Kansas State University, Arthur
Date of Birth: 11/29/56                                   Anderson & Co., Phillips Petroleum Co.

Robert T. Deere                            Since 1994     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 10/08/57

Robert W. Dintzner                         Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA                                          Prior to April 2001, marketing supervisor
Date of Birth: 3/18/70                                    and marketing coordinator for DFA.

Richard A. Eustice                         Since 1998     Vice President and Assistant Secretary of
Vice President and Assistant                              all the DFA Entities, except Dimensional
Secretary                                                 Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 8/05/65

Eugene F. Fama, Jr.                        Since 1993     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 1/21/61

Robert M. Fezekas                          Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Prior to December
Date of Birth: 10/28/70                                   2001, Portfolio Manager.

                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
         AND ADDRESS                    SERVICE           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Glenn S. Freed                             Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Formerly, Professor
Date of Birth: 11/24/61                                   and Associate Dean of the Leventhal School
                                                          of Accounting (September 1998 to August
                                                          2001) and Academic Director Master of
                                                          Business Taxation Program (June 1996 to
                                                          August 2001) at the University of Southern
                                                          California Marshall School of Business.

Henry F. Gray                              Since 2000     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. Prior
Santa Monica, CA                                          to July 2000, portfolio manager.
Date of Birth: 9/22/67

Kamyab Hashemi-Nejad                       Since 1997     Vice President, Controller and Assistant
Vice President, Controller and                            Treasurer, of all the DFA Entities.
Assistant Treasurer
Santa Monica, CA
Date of Birth: 1/22/61

Stephen P. Manus                           Since 1997     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 12/26/50

Karen E. McGinley                          Since 1997     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 3/10/66

Catherine L. Newell                        Since 2000     Vice President and Secretary of all the DFA
Vice President and Secretary                              Entities, except DFA Australia Limited for
Santa Monica, CA                                          which she is Vice President and Assistant
Date of Birth: 5/07/64                                    Secretary. Director, Dimensional Funds PLC.
                                                          Vice President and Assistant Secretary of
                                                          all DFA Entities (1997-2000).

David A. Plecha                            Since 1993     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 10/26/61

Andrew E. Rasmusen                         Since 2001     Vice President of all the DFA Entities
Vice President                                            except Dimensional Fund Advisors Ltd. Prior
Santa Monica, CA                                          to April 2001, investment management,
Date of Birth: 1/26/62                                    client service manager for DFA (since
                                                          October 2000). Investment manager
                                                          researcher and consultant for
                                                          InvestorForce, Inc. from October 1999 to
                                                          October 2000 and for William M. Mercer
                                                          Investment Consulting, Inc. from April 1996
                                                          to October 1999.

Edwardo A. Repetto                         Since 2002     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Research Associate
Date of Birth: 1/28/67                                    for Dimensional Fund Advisors Inc. (June
                                                          2000 to April 2002). Research scientist
                                                          (August 1998 to June 2000) and
                                                          Faculty-Postdoctural Fellow (August 1997 to
                                                          August 1998), California Institute of
                                                          Technology.

George L. Sands                            Since 1993     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 2/08/56

Michael T. Scardina                        Since 1993     Vice President, Chief Financial Officer and
Vice President, Chief Financial                           Treasurer of all the DFA Entities.
Officer and Treasurer                                     Director, Dimensional Funds, PLC.
Santa Monica, CA
Date of Birth: 10/12/55

                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
         AND ADDRESS                    SERVICE           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
David E. Schneider                         Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Prior to 2001 and
Date of Birth: 1/26/46                                    currently, Regional Director of Dimensional
                                                          Fund Advisors Inc.

John C. Siciliano                          Since 2001     Vice President of all the DFA Entities.
Vice President                                            Director, Dimensional Funds PLC. Managing
Santa Monica, CA                                          Principal, Payden & Rygel Investment
Date of Birth: 8/24/54                                    Counsel from April 1998 through December
                                                          2000 and Co-Head, North American Corporate
                                                          Finance for Dresdner Kleinwort Benson N.A.
                                                          from October 1995 to April 1998.

Jeanne C. Sinquefield, Ph.D.*              Since 1988     Executive Vice President of all the DFA
Executive Vice President                                  Entities.
Santa Monica, CA
Date of Birth: 12/02/46

Carl G. Snyder                             Since 2000     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. Prior
Santa Monica, CA                                          to July 2000, portfolio manager.
Date of Birth: 6/08/63

Weston J. Wellington                       Since 1997     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 3/01/51

Daniel M. Wheeler                          Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Prior to 2001 and
Date of Birth: 3/03/45                                    currently, Director of Financial Advisors
                                                          Services of Dimensional Fund Advisors Inc.

(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.